                                                                          INCOME
                                                                           FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                                    ULTRA SHORT-TERM INCOME FUND

                                                    LIMITED VOLATILITY BOND FUND

                                                          INTERMEDIATE BOND FUND

                                                            GOVERNMENT BOND FUND

                                                                INCOME BOND FUND

                                                          TREASURY & AGENCY FUND

                                                            HIGH YIELD BOND FUND






                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998


Portfolio Performance Review...............................................    2

Schedules of Portfolio Investments..........................................   5

Statements of Assets and Liabilities.......................................   30

Statements of Operations...................................................   31

Statements of Changes in Net Assets........................................   32

Statements of Cash Flows...................................................   35

Notes to Financial Statements..............................................   36

Financial Highlights.......................................................   47

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

WORLD'S WOES SPARK A FLIGHT TO QUALITY
The second half of 1998 proved to be far more challenging and interesting than the first half. In August, the collapse of the Russian financial system and default on Russian debt triggered a decline in interest rates and a rise in risk premiums (spread) investors demanded for investing in corporate, mortgage and high-yield securities.

For investors, the overwhelming response to these worries was to seek safety. As such, investors staged a flight to quality, and the Treasury market rallied significantly. Prices shot up, and yields dropped to their lowest levels in 30 years. By year-end, the yield on the 30-year Treasury had declined to 5.09%, down from 5.63% on June 30, 1998, and 5.92% on December 31, 1997.

This reallocation to Treasuries was exacerbated by the forced liquidation of leveraged mortgage and corporate positions held in hedge funds. By mid-October, these trends had reached "panic" proportions in some segments of the fixed income market, and a number of financial and corporate entities were finding it difficult to obtain financing. In the high-yield market, for example, prices plummeted, sending yields skyrocketing to as high as 12%.

FED ACTION REINSTATES NORMALCY
The Federal Reserve stepped in with an aggressive monetary policy stance. In response to the worldwide economic turmoil, the Fed cut the federal funds rate three times over the three-month period from September to November. When all was said and done, the federal funds rate ended the year at 4.75%, down from 5.50%.

This action eventually served to calm the financial markets and reduce the negative effects a widespread credit crunch would have had on the economy.

ONE GROUP ENJOYS SOLID FUND RETURNS
Our tactical moves varied during the six-month period. Foremost, we were diligent about maintaining--and in some cases, increasing--duration. (Duration is a measure of a fund's sensitivity to interest rate changes. The higher the duration, the greater the sensitivity.) In general, this strategy helped many of our funds enjoy additional price gains, particularly on longer-duration U.S. Treasuries.

Additionally, we chose not to "panic" and sell secure mortgage and corporate bonds already held in select funds. Instead, we stayed the course and held on to those securities that our research and cash flow valuation had identified as attractive longer-term opportunities. In fact, we took advantage of falling prices in the mortgage sector and increased exposure to certain securities.

In absolute terms, most of the One Group bond funds enjoyed solid performance, primarily due to 1998's declining interest rate environment. As expected, given the events of the six-month period, funds with longer durations and strong exposure to U.S. government securities performed the best.

MUNICIPAL MARKET REMAINS FAVORABLE
The decline in interest rates during the six-month period contributed to a significant increase in the supply of municipal debt. Nevertheless, factors remained positive overall, which led to solid returns in the municipal bond market. The One Group municipal bond funds posted relatively strong returns, reinforcing the continued performance consistency of the fund family's national and state-specific municipal bond funds.

As the Treasury market rallied in September and October, the municipal market severely lagged. However, when Treasuries gave back some ground late in the year, municipals generally held their prices and outperformed Treasuries on a short-term basis. For the entire six-month period ended December 31, 1998, though, the municipal bond market was unable to keep pace with the Treasury market.

RATE CUTS REDUCE MONEY MARKET YIELDS
After the stock market's late-summer slide, the resultant flight-to-quality sent assets pouring into money market funds. Until then, yields on money market securities were fairly stable. But, all that changed when the Fed altered its monetary policy stance in September. Money market investors soon saw their yields decline, due to the Fed's three quarter-point rate cuts. Government agency securities fared the best, as spreads remained wide, while Treasuries experienced the greatest yield declines.

All of The One Group money market funds maintained their stringent quality and liquidity standards during the period and generated solid returns.

MARKET OUTLOOK POSITIVE
In general, the bond market appears poised for good performance potential in 1999. Inflation is likely to remain at current levels, or rise only slightly, and economic growth is likely to continue, but at a slower pace. In the wake of this favorable inflation outlook, the Fed may lower interest rates before the end of the year.

In the mortgage market, supply/demand relationships and risk-adjusted yields appear favorable, and we expect to maintain fairly large allocations to this sector. Relatively attractive yields on investment-grade corporate bonds have been offset by slowly deteriorating credit trends, so we expect to remain neutral toward this sector. Certain asset-backed securities appear to offer a more stable credit environment, plus relatively attractive yields, so we may use these securities as an alternative to corporates. For investors comfortable investing in high-yield bonds, we believe the sector may continue to offer attractive risk-adjusted yields that more than offset the modestly deteriorating credit trends.

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

Banc One Investment Advisors Corporation
Past performance is no guarantee of future results.
Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 ASSET BACKED SECURITIES (33.0%):
 $5,000     Amresco, Series 1998-3 MIA, 5.46%,
              4/25/15*............................  $  4,880
    542     Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%, 2/15/03.....       548
  1,084     Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%, 2/15/03.....     1,089
  1,900     BankBoston, Series 1998-1 B-2, 6.28%,
              2/15/06*............................     1,898
    500     BankBoston, Series 1998-1 C1, 7.28%,
              2/16/06*............................       500
  4,651     Case Equipment Loan Trust, Series
              1998-B, Class B, 5.99%, 10/15/05....     4,646
  1,939     Countrywide Home Equity Loan Trust,
              Series 1998-C, 5.72%, 10/15/24*.....     1,939
  7,939     Countywide Home Equity Loan Trust,
              5.72%, 6/15/22*.....................     7,942
  1,564     Countrywide Home Equity, Series
              1997-D, Class A, 5.74%, 12/15/23*...     1,564
  3,006     Greentree Financial Home Equity Loan,
              Series 1997-D, 5.76%, 9/15/28*......     3,006
  4,163     Greentree Financial Home Equity Loan,
              Series 1998-B, Class A1B, ARM,
              5.76%, 11/15/29*....................     4,158
  2,500     Greentree Home Improvement Loan Trust,
              Series 1998-E, 6.24%, 9/15/28*......     2,500
  1,861     Hyundai Auto Receivables Trust, Series
              1998-A, Class A1, 5.90%, 4/15/01*...     1,865
  2,000     Lakeshore Commercial Loan Master
              Trust, Series 1998 B2, 5.60%,
              7/25/07*............................     1,990
  3,000     Lakeshore Commercial Loan Master
              Trust, Series 1998 CI, 5.95%,
              7/25/07*............................     2,985
  2,000     Loop Funding Master Trust I, Series
              1997-A144, Class C1, 6.00%,
              12/26/07*...........................     1,973
  5,000     MBNA Master Credit Card Trust, Series
              1997-E, Class B, 5.63%, 9/15/04*....     5,000
  1,983     Merrill Lynch Home Equity Loan, Series
              1997-1, Class A, 5.22%, 9/25/27*....     1,969
    743     Morgan Stanley Capital Issue, Series
              1997-C1, Class A2, 5.93%,
              2/15/20*............................       742
  5,000     Nationsbank Credit Card Master Trust,
              5.37%, 2/15/06*.....................     5,003
  3,000     People's Bank Credit Card Master
              Trust, Series 1997-2, Class B,
              5.87%, 4/15/05*.....................     3,011
  5,000     Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08..............................     5,490

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $1,282     Structured Asset Securities Corp.,
              Series 1997-1, Class B2, 6.80%,
              11/15/26*...........................  $  1,270
    821     Structured Asset Securities Corp.,
              Series 1997-C1, Class D, 5.64%,
              8/25/00*............................       806
  1,932     Structured Asset Securities Corp.,
              Series 1998-C2A, Class C, 6.05%,
              1/25/01*............................     1,905
  1,906     Structured Asset Securities Corp.,
              Series 1998-C2A, Class D, 6.22%,
              1/25/01*............................     1,867
  1,996     Structured Asset Securities Corp.,
              Series 1998-C3, Class B, 6.37%,
              6/25/15*............................     1,986
  5,000     Student Loan Marketing Assoc., Series
              1997-3, 5.58%, 10/25/12*............     5,006
  2,320     The Money Store Home Equity Trust,
              Series 1993-D, Series A2, 5.08%,
              2/15/18.............................     2,301
    248     UCFC Home Equity Loan, Series 1993-B2,
              Class A2, 6.20%, 7/25/14............       246
                                                    --------
  Total Asset Backed Securities                       80,085
                                                    --------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.7%):
  3,543     AMAC, Series 1998-1, Class A5, 6.50%,
              4/25/28.............................     3,599
  2,155     American Housing Trust, Series VII,
              Class D, 9.25%, 11/25/20............     2,266
    877     Chemical Mortgage Acceptance Corp.,
              Series 1988-2, Class A, 7.18%,
              5/25/18*............................       879
  2,829     Citicorp Mortgage Securities, Series
              1988-17, Class A1, 7.02%,
              11/25/18*...........................     2,897
    926     First Boston Mortgage Securities,
              Series 1992-5, Class 2A, 7.38%,
              1/25/23*............................       927
  5,000     GE Capital Mortgage Services, Inc.,
              Series 1998-10, Class 1A2, 6.50%,
              5/25/28.............................     5,030
  2,302     Glendale Federal Bank, Series 1990-1,
              Class A, 6.98%, 10/25/29*...........     2,306
  3,000     Nascor, Series 1998-34 A2, 6.30%,
              1/25/29.............................     2,990
  2,000     Nomura Depositor Trust, Series
              1998-ST1, Class A2, 5.97%,
              1/15/03*............................     2,001
  1,308     Nomura Mortgage Capital Corp., Series
              1990-1, Class H, 7.00%, 6/17/20.....     1,323
    349     Prudential Home Mortgage Securities,
              Series 1992-45, Class A4, 6.50%,
              1/25/00.............................       350
  2,571     Salomon Brothers Mortgage Securities,
              Series 1987-2, Class A, 6.97%,
              12/25/17*...........................     2,583
  2,986     Salomon Brothers Mortgage Securities,
              Series 1988-2, Class A, 6.66%,
              6/25/18*............................     2,986

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $  726     Sears Mortgage Securities Corp.
              Services, Series 1992-18A, Class A3,
              7.74%, 9/25/22*.....................  $    725
                                                    --------
  Total Collateralized Mortgage Obligations           30,862
                                                    --------
CORPORATE BONDS (2.9%):
Financial Services (2.9)%:
  2,000     Lehman Brothers Holdings, 5.89%,
              6/3/02*.............................     1,989
  5,000     MBNA Corp., 5.85%, 5/23/03*...........     5,000
                                                    --------
  Total Corporate Bonds                                6,989
                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGES (49.3%):
Federal Home Loan Mortgage Corp. (16.7%):
  1,259     6.00%, 10/1/00, Gold Pool #G50424.....     1,279
    780     7.50%, 7/15/06, Series 1106, Class
              E...................................       795
  2,000     6.50%, 5/15/09, Series 1628 LC........     2,061
  2,733     8.00%, 12/1/09, Pool #G10314..........     2,824
  2,148     8.00%, 1/1/10, Pool #G10307...........     2,219
     67     8.00%, 1/1/10, Pool #E00355...........        69
    269     8.00%, 4/1/10, Pool #E00371...........       278
  2,017     7.58%, 5/1/18, Pool #840160, 1 Year
              CMT ARM*............................     2,069
  5,000     6.00%, 3/15/21, Series 2081, Class
              PA..................................     5,042
  7,380     3.50%, 11/15/21, Series 1584 HA.......     6,670
    408     6.42%, 12/1/21, Pool #645083, 1 Year
              CMT ARM*............................       406
  3,131     7.79%, 2/1/23, Pool #845297...........     3,217
  4,894     6.01%, 12/15/23, Series 1637 LG,
              CMO*................................     4,873
  1,609     9.00%, 2/1/25, Pool #C00387...........     1,712
  3,217     6.35%, 6/1/26, Pool #785586, 1 Year
              CMT ARM*............................     3,301
  3,813     8.50%, 7/1/28, Gold Pool #G00981......     4,008
                                                    --------
                                                      40,823
                                                    --------
Federal National Mortgage Assoc. (25.0%):
    247     6.50%, 11/1/03, Pool #44174...........       254
  1,108     5.75%, 9/1/06, Pool #411526...........     1,114
    775     7.48%, 5/1/09, Pool #433995*..........       781
  1,454     7.32%, 6/1/09, Pool # 433992*.........     1,458
  1,412     6.50%, 4/1/16, Pool #344051...........     1,436
    832     6.75%, 3/1/17, Pool #47109, 1 Year CMT
              ARM*................................       835
  1,273     6.79%, 5/1/18, Pool #75505, 6 Month
              T-Bill ARM*.........................     1,310
    357     6.76%, 6/1/18, Pool #70793, 6 Month
              T-Bill ARM*.........................       369
  2,290     6.77%, 1/1/20, Pool #90031, 1 Year CMT
              ARM*................................     2,328

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGE, CONTINUED:
Federal National Mortgage Assoc., continued
 $1,828     6.25%, 1/25/20, Series 1993-102 G.....  $  1,855
  1,417     7.61%, 5/1/20, Pool #96195*...........     1,467
  4,763     7.02%, 7/1/20, Pool #133558, 1 Year
              CMT ARM* (b)........................     4,826
  1,982     7.05%, 12/1/20, Pool #116590, 1 Year
              CMT ARM*............................     2,024
  2,378     6.31%, 12/25/20, Series 1990-145,
              Class A, CMO*.......................     2,392
  1,365     7.04%, 4/1/21, Pool #70983, 1 Year CMT
              ARM*................................     1,384
    738     9.00%, 8/1/21, Pool #348983...........       773
    699     7.55%, 11/1/21, Pool #124510, 1 Year
              CMT ARM*............................       725
    418     6.87%, 11/1/22, Pool #193013, 1 Year
              CMT ARM*............................       426
  2,191     7.25%, 3/1/23, Pool #202670, 6 Month
              CD ARM*.............................     2,242
  1,217     7.39%, 11/1/23, Pool #241828, 6 Month
              CD ARM*.............................     1,233
    469     8.50%, 7/1/24, Pool #342036...........       494
    858     8.50%, 10/1/24, Pool #345876..........       903
    878     9.00%, 4/1/25, Pool #370122...........       920
    517     7.44%, 7/1/25, Pool #326092, 1 Year
              CMT ARM*............................       531
    763     9.00%, 8/1/25, Pool #361354...........       799
  3,287     7.54%, 6/1/26, Pool #313555*..........     3,334
    852     7.29%, 11/1/26, Pool #363030, 1 Year
              CMT ARM*............................       863
  1,320     6.23%, 3/18/27, Series 1997-7 FB,
              CMO*................................     1,320
  3,103     7.08%, 7/1/27, Pool #70179, 1 Year CMT
              ARM*................................     3,171
  3,718     6.15%, 10/1/28, Pool #67694, COFI
              ARM*................................     3,743
  4,261     6.15%, 11/1/28, Pool #303469*.........     4,291
  4,101     6.14%, 8/1/29, Pool #303742*..........     4,129
  3,264     7.43%, 1/1/31, Pool #124945, 1 Year
              CMT ARM*............................     3,376
  3,716     6.15%, 5/1/36, Pool #313600*..........     3,741
                                                    --------
                                                      60,847
                                                    --------
Government National Mortgage Assoc. (7.6%):
  1,482     9.00%, 11/15/24, Pool #780029.........     1,602
     34     6.88%, 2/20/27, Pool #80045...........        34
 10,755     6.00%, 7/20/27, Pool #80094, 1 Year
              CMT ARM.............................    10,843
  1,907     8.00%, 10/15/27, Pool #412336.........     1,985

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGE, CONTINUED:
Government National Mortgage Assoc, continued
 $4,079     6.00%, 11/20/27, Pool #80136*.........  $  4,148
                                                    --------
                                                      18,612
                                                    --------
  Total U.S. Government Agency Mortgages             120,282
                                                    --------
YANKEE & EURODOLLAR (0.4%):
  1,143     BHN, Series 1997-1, Class A1, 6.25%,
              3/25/11*............................       937
                                                    --------
  Total Yankee & Eurodollar                              937
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
YANKEE & EURODOLLAR, CONTINUED:
INVESTMENT COMPANIES (1.3%):
 $3,195     One Group Prime Money Market Fund,
              Class I.............................  $  3,195
                                                    --------
  Total Investment Companies                           3,195
                                                    --------
Total (Cost $242,408) (a)                           $242,350
                                                    ========

------------

Percentages indicated are based on net assets of $244,052.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 1,355
                   Unrealized depreciation......................   (1,413)
                                                                  -------
                   Net unrealized appreciation..................  ($   58)
                                                                  =======

(b) Serves as collateral for futures contracts.
At December 31, 1998, the Portfolio's open futures contracts were as follows:

 NUMBER                                                   OPENING       CURRENT
   OF                                                    POSITIONS    MARKET VALUE
CONTRACTS                CONTRACT TYPE                     (000)         (000)
---------                -------------                   ---------    ------------
   50      Long U.S. 2 Year Note March, 1999               10,583        10,576
           Futures...................................

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1998.

ARM       Adjustable Rate Mortgage
CD        Certificate of Deposit
CMO       Collateralized Mortgage Obligation
CMT       Collateralized Mortgage Trust
COFI      Cost of Funds Index
TBA       To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 ASSET BACKED SECURITIES (13.9%):
 $   940    AFG Receivables Trust, Series 1995-A,
              6.15%, 9/15/00......................  $    942
     691    Bay View Auto Trust, Series 1997-RA1,
              Class A1, 6.29%, 12/15/01...........       693
   1,932    Case Equipment Loan Trust, Series
              1996-A, Class A2, 5.50%, 2/15/03....     1,933
   5,000    CIT RV Trust, Series 1998-A, Class B,
              6.29%, 1/15/17......................     4,948
   5,000    Citibank Credit Card Master Trust,
              Series 1998-1, Class B, 5.88%,
              1/15/03.............................     5,073
   7,750    Citibank, Master Trust, Series 1997-9,
              Class A, 0.00%, 8/15/06.............     5,548
   2,901    Consumer Portfolio Services, Series
              1997-2 A, 6.65%, 10/15/02...........     2,924
   1,145    Countrywide Asset-Backed Certificate,
              6.53%, 2/25/14......................     1,156
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 1998-1A, 5.90%,
              5/25/06.............................     4,945
   3,952    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04.............................     4,007
   2,473    Fifth Third Auto Grantor Trust,
              1996-A, Class A, 6.20%, 9/15/01.....     2,482
   2,171    Fifth Third Auto Grantor Trust,
              1996-B, Class A, 6.45%, 3/15/02.....     2,183
   5,000    Ford Motor Credit Auto Loan Master,
              Series 1995-1, Class A, 6.50%,
              8/15/02 (b).........................     5,073
   5,000    Ford Motor Credit Auto Owner Trust,
              Series 1998-B, Class B, 6.15%,
              9/15/02.............................     5,076
   5,000    Greentree Lease Finance, Series
              1998-1, Class A3, 5.60%, 7/20/02....     4,980
   6,500    Metris Mastertrust, 7.11%, 10/1/05....     6,698
   1,375    New York City Tax Lien, 6.81%,
              5/25/05.............................     1,375
   1,335    Newcourt Receivables Asset Trust,
              6.19%, 5/20/05......................     1,347
   4,992    Newcourt Receivables Trust, Series
              1996-3, Class A, 6.24%, 12/20/04....     4,984
   2,219    Olympic Automobile Receivables Trust,
              Series 1996-D, Class A3, 5.95%,
              6/15/01.............................     2,234
   7,000    Proffitt's Credit Card Master Trust,
              Series 1997-2, Class B, 6.69%,
              12/15/05............................     7,319
   4,444    Ryder Vehicle Lease, Series 1998-A,
              Class A, 6.10%, 9/15/08.............     4,424

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,500    UAC, 1998-A, Class A, 6.05%,
              6/10/02.............................  $  1,513
   3,500    WFS Financial Owner Trust, Series
              1998-B, Class A3, 5.95%, 7/20/01....     3,510
                                                    --------
  Total Asset Backed Securities                       85,367
                                                    --------
COMMERCIAL MORTGAGE BACKED SECURITIES (1.6%):
   5,232    CMC Securities Corp. III, Series
              1994-D, Class M, 6.00%, 3/25/24.....     4,967
   4,606    J.P. Morgan Commercial Mortgage
              Financial Corp., 6.37%, 1/15/30.....     4,677
                                                    --------
  Total Commercial Mortgage Backed Securities          9,644
                                                    --------
CORPORATE BONDS (10.6%):
Banking, Finance & Insurance (9.0%):
   3,000    Avco Financial Services, 7.25%,
              7/15/99.............................     3,035
   5,000    Bear Stearns, 6.13%, 2/1/03...........     5,031
   1,000    Caterpillar Financial Services, 6.35%,
              4/1/99..............................     1,003
   3,000    Citicorp, 8.00%, 2/1/03...............     3,255
   7,000    Ford Motor Credit Corp., 8.38%,
              1/15/00.............................     7,218
   1,850    Ford Motor Credit Corp., 7.45%,
              4/13/00.............................     1,899
   2,650    GMAC, 7.13%, 5/10/00..................     2,710
   5,000    GMAC, 6.75%, 2/7/02...................     5,169
   7,000    Goldman Sachs Group, 7.80%, 7/15/02,
              144A................................     7,454
   5,000    Goldman Sachs Group, 6.65%, 8/1/03,
              144A................................     5,088
   3,000    Lehman Brothers Holdings, Inc.,
              10.00%, 5/15/99.....................     3,039
   4,000    Lehman Brothers Holdings, Inc., 9.88%,
              10/15/00............................     4,235
   1,000    Morgan Stanley Dean Witter Discover &
              Co., 6.25%, 3/15/00.................     1,014
   5,000    Visa International, 6.72%, 2/4/02,
              144A................................     5,096
                                                    --------
                                                      55,246
                                                    --------
Industrial Goods & Services (1.6%):
   5,000    Carpenter Technology, 6.28%, 4/7/03...     5,069
   5,000    Sears Roebuck Co., 6.69%, 8/13/01.....     5,144
                                                    --------
                                                      10,213
                                                    --------
  Total Corporate Bonds                               65,459
                                                    --------
MEDIUM TERM/SENIOR NOTES (0.8%):
Electric Utility (0.8%):
   5,000    Scana Corp., 6.25%, 7/8/03............     5,156
                                                    --------
  Total Medium Term/Senior Notes                       5,156
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
OTHER MORTGAGE BACKED SECURITIES (1.4%):
 $ 5,150    Evans Withycombe Finance Trust, Series
              1, Class A1, 7.98%, 8/1/01..........  $  5,366
   3,271    Nomura Mortgage Capital Corp., Series
              90-1, Class H, 7.00%, 6/17/20.......     3,309
                                                    --------
  Total Other Mortgage Backed Securities               8,675
                                                    --------
PRIVATE PLACEMENT (1.5%):
Industrial Goods & Services (1.5%):
   5,000    Avon Products, 6.25%, 5/1/03, 144A....     5,131
   4,000    Case Corporation, 6.25%, 12/1/03,
              Private Placement...................     3,975
                                                    --------
  Total Private Placement                              9,106
                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGES (32.0%):
Federal Home Loan Mortgage Corp. (12.0%):
   1,294    6.50%, 1/1/01, Pool #M8038............     1,311
   6,086    7.00%, 1/1/02, Pool #G50415...........     6,151
   6,830    6.50%, 5/1/02, Pool #G50444...........     6,899
     243    9.00%, 12/1/05, Pool #G00005..........       255
     224    9.00%, 1/1/06, Pool #G00012...........       235
     455    8.00%, 10/1/06, Pool #G00052..........       469
   1,530    7.00%, 3/1/07, Pool #G34594...........     1,569
   1,789    7.50%, 4/1/07, Pool #G00084...........     1,844
   1,407    7.00%, 4/1/07, Pool #G00087...........     1,442
   2,181    7.50%, 11/1/07, Pool #E00165..........     2,248
   2,793    8.50%, 2/1/08, Gold Pool #10133.......     2,907
   1,607    7.00%, 12/1/08, Pool #E20065..........     1,649
   1,350    8.00%, 1/1/10, Pool #G00355...........     1,391
   4,456    8.00%, 2/1/10, Pool #G10328...........     4,590
   6,898    7.00%, 10/1/10, Gold Pool #E61709.....     7,070
  10,048    7.00%, 5/1/11, Pool #E20241...........    10,309
   9,000    6.50%, 1/14/14........................     9,135
  11,439    8.25%, 12/15/16, REMIC/CMO, Series
              1770, Class PD......................    11,509
   2,846    6.68%, 10/1/26, Pool #785652..........     2,938
                                                    --------
                                                      73,921
                                                    --------
Federal National Mortgage Assoc. (14.2%):
   6,496    6.50%, 8/1/01, Pool #190976...........     6,577
  13,364    7.00%, 7/17/05, Series 97-26, Class
              GD..................................    13,725
     136    9.00%, 9/1/05, Pool #50340............       142
  18,976    6.60%, 10/18/05, Series 97-26, Class
              B...................................    19,213
     127    9.00%, 11/1/05, Pool #50361...........       133
     161    8.50%, 4/1/06, Pool #116875...........       168
  13,742    7.42%, 9/1/06, Pool #73618............    14,430
   5,212    7.00%, 6/1/10, Pool #315928...........     5,342
   4,674    6.50%, 9/1/10, Pool #325479...........     4,760
   3,803    6.50%, 10/1/10, Pool #250377..........     3,873
   2,263    7.00%, 11/1/10, Pool #250387..........     2,320
   2,485    7.50%, 2/1/11, Pool #303755...........     2,562

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $ 8,706    6.50%, 4/1/13, Pool #425396...........  $  8,831
   5,000    6.50%, 6/25/13, Series 94-1, Class
              K...................................     5,115
                                                    --------
                                                      87,191
                                                    --------
Government National Mortgage Assoc. (1.5%):
       2    8.00%, 2/15/02, Pool #192917..........         2
      10    8.00%, 3/15/02, Pool #209172..........        11
       2    9.00%, 6/15/02, Pool #229311..........         2
      32    9.00%, 10/15/02, Pool #229569.........        33
      11    8.00%, 6/15/05, Pool #28827...........        11
       8    9.00%, 9/15/05, Pool #292569..........         8
      40    9.00%, 10/15/05, Pool #292589.........        43
       9    8.00%, 5/15/06, Pool #303851..........         9
       4    8.00%, 7/15/06, Pool #307231..........         4
      33    8.00%, 8/15/06, Pool #311166..........        34
      33    8.00%, 9/15/06, Pool #311301..........        35
     259    8.00%, 10/15/06, Pool #316915.........       269
      38    8.00%, 11/15/06, Pool #311131.........        40
      78    8.00%, 11/15/06, Pool #316671.........        80
     190    8.00%, 11/15/06, Pool #313528.........       197
      74    8.00%, 11/15/06, Pool #315078.........        77
     237    8.00%, 11/15/06, Pool #312210.........       245
     127    8.00%, 12/15/06, Pool #311384.........       132
      26    8.00%, 1/15/07, Pool #317663..........        27
     247    8.00%, 2/15/07, Pool #316086..........       256
      61    8.00%, 3/15/07, Pool #178684..........        64
     143    8.00%, 3/15/07, Pool #318825..........       148
      82    8.00%, 4/15/07, Pool #316441..........        85
   5,275    6.88%, 11/20/25, Pool #8746 ARM.......     5,370
   2,206    7.00%, 1/20/26, Pool #8790............     2,243
                                                    --------
                                                       9,425
                                                    --------
U.S. Government Agencies (4.3%):
  20,000    Tennessee Valley Authority, 8.38%,
              10/1/99.............................    20,500
   5,500    Tennessee Valley Authority, 6.50%,
              8/20/01.............................     5,706
                                                    --------
                                                      26,206
                                                    --------
  Total U.S. Government Agency Mortgages             196,743
                                                    --------
U.S. GOVERNMENT AGENCY SECURITIES (14.8%):
Federal Home Loan Bank (3.2%):
   4,000    6.60%, 4/13/99 (b)....................     4,018
   5,000    5.58%, 2/23/01........................     5,001
  10,000    7.78%, 10/19/01 (b)...................    10,744
                                                    --------
                                                      19,763
                                                    --------
Federal National Mortgage Assoc. (11.6%):
   2,000    5.55%, 3/12/99........................     2,002
   4,000    6.35%, 4/8/99.........................     4,014

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $22,000    5.72%, 3/8/01 (b).....................  $ 22,371
  11,000    5.63%, 3/15/01 (b)....................    11,179
  10,000    6.16%, 3/29/01 (b)....................    10,265
   5,000    6.65%, 9/4/01.........................     5,217
  15,000    6.50%, 7/16/07 (b)....................    16,208
                                                    --------
                                                      71,256
                                                    --------
  Total U.S. Government Agency Securities             91,019
                                                    --------
U.S. TREASURY OBLIGATIONS (18.4%):
U.S. Treasury Notes (8.8%):
   8,300    5.88%, 11/15/99 (b)...................     8,387
  16,500    8.50%, 2/15/00 (b)....................    17,186
  15,000    6.38%, 9/30/01 (b)....................    15,668
  12,000    6.25%, 8/31/02 (b)....................    12,629
                                                    --------
                                                      53,870
                                                    --------
U.S. Treasury STRIPS (9.6%):
  19,500    2/15/00(b)............................    18,538
  18,500    11/15/01(b)...........................    16,220
  25,000    1/15/05...............................    18,540
   8,000    7/15/05...............................     5,784
                                                    --------
                                                      59,082
                                                    --------
  Total U.S. Treasury Obligations                    112,952
                                                    --------
COMMERCIAL PAPER (1.5%):
Financial Services (1.5%):
   9,090    General Electric, 5.29%, 1/20/99......     9,070
                                                    --------
  Total Commercial Paper                               9,070
                                                    --------
INVESTMENT COMPANIES (4.7%):
  28,689    One Group Government Money Market
              Fund................................    28,689
                                                    --------
  Total Investment Companies                          28,689
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (10.0%):
Investment Companies (0.7%):
   1,621    AIM Liquid Asset Money Market Fund....     1,621
   2,432    AIM Prime Money Market Fund...........     2,432
                                                    --------
                                                       4,053
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes (1.1%):
 $ 2,432    Bear Stearns Mortgage Capital, 5.77%,
              1/4/99*.............................  $  2,432
   2,432    Merrill Lynch, 5.75%, 1/4/99*.........     2,431
   2,189    NationsBanc Capital Markets, 5.70%,
              1/4/99*.............................     2,189
                                                    --------
                                                       7,052
                                                    --------
Put Bonds (0.7%):
   1,621    GMAC, 5.10%, 11/10/99*................     1,624
   2,432    Greenwich Capital, 6.08%, 12/13/99*...     2,432
                                                    --------
                                                       4,056
                                                    --------
Repurchase Agreements (7.5%):
   4,053    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $3,738 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $4,446).............................     4,053
  28,371    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $27,444 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $29,790)............................    28,371
   1,583    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $1,662 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $1,662)................     1,583
  12,159    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $11,736 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $12,768)............................    12,159
                                                    --------
                                                      46,166
                                                    --------
  Total Short-Term Securities Held as Collateral      61,327
                                                    --------
Total (Cost $672,359)(a)                            $683,207
                                                    ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $614,847.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $11,596
                   Unrealized depreciation......................     (748)
                                                                  -------
                   Net unrealized appreciation..................  $10,848
                                                                  =======

(b) A portion of this security was loaned as of December 31,1998.

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

ARM       Adjustable Rate Mortgage
CMO       Collateralized Mortgage Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 ASSET BACKED SECURITIES (8.7%):
 $ 1,000    Advanta Credit Card Master Trust,
              Series 96-A, 6.00%, 11/15/05........  $  1,040
   4,500    Advanta Mortgage Loan Trust, Series
              99-1 Cl A5, 6.60%, 3/25/28..........     4,515
   5,000    Aesop Funding II, Series 97-1, Class
              A2, 6.40%, 10/20/03.................     5,136
     362    Chase Manhattan Guarantor Trust,
              Series 96-A, Class A, 5.20%,
              2/15/02.............................       361
   5,440    Circuit City Credit Card Master Trust,
              Series 95-1, Class A, 6.38%,
              8/15/05.............................     5,533
   6,000    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%, 7/15/14......     6,115
   2,000    First Bank Corporate Card Master
              Trust, Series 97-1, Class B, 6.55%,
              2/15/03.............................     2,046
   4,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18.......     3,804
   2,966    Greentree Financial Home Improvement
              Corp., Series 97-D, Class HIA2,
              6.45%, 10/15/23.....................     2,969
   5,000    Greentree Home Improvement Loan Trust,
              Series 95-D, 6.95%, 9/15/25.........     5,043
   4,641    Greentree Recreational, Equipment &
              Consulting, 6.69%, 3/15/29..........     4,769
  10,000    Keycorp Auto, Series 97-2A4, 6.15%,
              10/15/01............................    10,165
   1,100    Prime Credit Card Master Trust, Series
              96-1, 6.70%, 7/15/04................     1,134
   5,000    Rental Car Finance, Series 97-1, Class
              A2, 6.45%, 8/25/04..................     5,033
     117    Sears Credit Account Master Trust,
              Series 95-4, Class A, 6.25%,
              1/15/03.............................       117
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03.......     4,171
   1,741    Union Acceptance Corp., Series 95-D,
              6.03%, 1/7/03.......................     1,745
   6,000    World Financial Network Credit Card,
              Series 96-1, Class A, 6.70%,
              2/15/04.............................     6,184
                                                    --------
  Total Asset Backed Securities                       69,880
                                                    --------
COMMERCIAL PAPER (2.4%):
  19,105    Ace Overseas, 5.52%, 1/20/99..........    19,049
                                                    --------
  Total Commercial Paper                              19,049
                                                    --------
CORPORATE BONDS (18.5%):
Banking, Finance & Insurance (7.8%):
   5,000    Bankers Trust, 7.25%, 1/15/03.........     5,206
   4,000    Capital One Bank, 6.61%, 6/22/99......     4,020
   3,000    First Hawaiian, Inc., 6.25%,
              8/15/00.............................     3,041
   1,000    Ford Motor Credit Co., 6.63%,
              6/30/03.............................     1,045
   6,000    GMAC, 5.75%, 11/10/03.................     6,038

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $10,000    Goldman Sachs Group, 6.38%, 6/15/00...  $ 10,112
   5,000    International Lease, 6.38%, 8/1/02....     5,138
   3,000    Lehman Brothers Holdings, Inc., 9.88%,
              10/15/00............................     3,176
   5,000    Lehman Brothers Holdings, Inc., 8.88%,
              3/1/02..............................     5,338
   3,000    Lehman Brothers Holdings, Inc., 7.25%,
              4/15/03.............................     3,086
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07..............................     6,855
   5,000    MBNA Corp., 5.85%, 5/23/03*...........     5,000
   4,000    Metropolitan Life, 7.00%, 11/1/05.....     4,210
                                                    --------
                                                      62,265
                                                    --------
Gas & Electric Utility (1.8%):
   2,500    Duke Power Co., 7.00%, 6/1/00.........     2,566
   4,050    Enron Corp., 6.75%, 7/1/05............     4,151
   1,657    Kern River Funding, 6.42%, 3/31/01
              (b).................................     1,670
   6,000    Ohio Power, 6.73%, 11/1/04............     6,353
                                                    --------
                                                      14,740
                                                    --------
Industrial Goods & Services (6.1%):
   5,000    Cox Radio, Inc., 6.38%, 5/15/05,
              Series 144A.........................     5,169
   5,000    Dillards Department Stores, 6.39%,
              8/1/03..............................     5,050
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11.............................     5,212
   5,000    Federal Express, 6.72%, 1/15/22,
              Series 981A.........................     5,119
   2,000    Limited, Inc., 8.88%, 8/15/99.........     2,038
     600    Lockheed Martin Corp., 9.38%,
              10/15/99............................       618
   4,000    Oracle Corp., 6.72%, 2/15/04..........     4,160
   5,000    Sears Roebuck Acceptance, Series MTN3,
              7.07%, 9/18/01......................     5,187
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03.............................     5,144
   5,000    Tyco International Group SA, 6.25%,
              6/15/03.............................     5,100
   5,000    USA Waste Services, 6.13%, 7/15/01....     5,000
     650    VF Corp., 6.63%, 3/15/03..............       681
                                                    --------
                                                      48,478
                                                    --------
Real Estate (0.5%):
   4,000    Prime Properties Funding, 6.80%,
              8/15/02.............................     3,990
                                                    --------
Telecommunications (0.5%):
   4,000    Cable & Wire Communications, 6.63%,
              3/6/05..............................     4,030
                                                    --------
Yankee & Eurodollar (1.8%):
   5,000    Avon Energy Partners, 7.05%, 12/11/07,
              Series 144A.........................     5,231
   3,000    D.R. Investments, 7.10%, 5/15/02......     3,109

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $ 4,000    Dao Heng Bank, 7.75%, 1/24/07.........  $  3,165
   3,000    Ras Laffan Gas, 7.63%, 9/15/06........     2,745
                                                    --------
                                                      14,250
                                                    --------
  Total Corporate Bonds                              147,753
                                                    --------
OTHER MORTGAGE BACKED SECURITIES (3.3%):
   1,477    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09.............................     1,211
   4,000    Equitable, Series 174, Class A1,
              7.24%, 5/15/06, Series 144A.........     4,250
   2,000    J.P. Morgan & Co., Inc., Series 97,
              Class C4, 7.47%, 12/26/28...........     2,144
   5,000    J.P. Morgan Commercial Mortgage
              Finance Corp., Series 96-C2, Class
              B, 6.80%, 11/25/27..................     5,159
   5,000    MLMI, Series 97-C2 A2, 6.54%,
              12/10/29............................     5,125
   4,000    Mortgage Capital Funding Inc., Series
              96-MC2, Class A3, 7.08%, 9/20/06....     4,141
   1,259    Prudential Home Mortgage Securities,
              6.50%, 5/25/00......................     1,268
   3,022    Wells Fargo Capital Markets, Series
              96-1, Class A1, 6.56%, 12/29/05.....     3,115
                                                    --------
  Total Other Mortgage Backed Securities              26,413
                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGES (46.8%):
Federal Home Loan Mortgage Corp. (17.8%):
   8,079    6.50%, 10/1/04, Gold Pool #M80495.....     8,190
   2,000    7.00%, 6/15/06, Series #1457-PH,
              CMO.................................     2,029
      41    8.00%, 4/1/07, Pool #160022...........        44
     670    7.50%, 8/1/08, Gold Pool #G10117......       691
   9,914    6.00%, 12/15/08, Series #1624, CMO....    10,070
   2,401    8.50%, 1/1/10, Gold Pool #G10305......     2,500
   1,152    8.50%, 1/1/10, Gold Pool #E00356......     1,200
     174    7.00%, 8/1/10, Gold Pool #E20187......       179
   2,703    7.00%, 9/1/10, Gold Pool #E00393......     2,775
   2,390    7.50%, 7/1/11, Gold Pool #E20253......     2,467
   7,414    7.00%, 9/1/12, Gold Pool #E00506......     7,595
  10,000    6.50%, 5/15/18, Series #2056-TD,
              CMO.................................    10,185
   8,000    8.00%, 2/15/20, Gold Series #1770-PE,
              CMO.................................     8,136
   3,000    6.00%, 4/15/20, Series #1534-F, CMO...     2,996
     441    8.00%, 7/1/20, Gold Pool #A01047......       462
   5,000    6.95%, 1/15/21, Series #114-H, CMO....     5,068
   9,440    6.50%, 10/15/21, Series #1590-GA,
              CMO.................................     9,705
   3,851    9.50%, 10/20/21, Series 62, Class
              AE..................................     3,892
      24    7.00%, 4/1/22, Pool #D17544...........        24
   1,702    8.00%, 8/1/24, Pool #G00245...........     1,769
   1,469    8.00%, 11/1/24, Gold Pool #C00376.....     1,528
  14,195    8.05%, 6/16/25, Series 95-3, Class
              DQ..................................    14,719
   2,458    7.50%, 8/1/25, Gold Pool #C00414......     2,536

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $ 2,965    7.00%, 4/1/26, Pool #C00452...........  $  3,036
   2,522    6.98%, 7/1/26, Pool #785618...........     2,592
   7,038    7.50%, 1/15/27, Series 1927, CMO......     7,840
  10,000    6.50%, 6/15/28, Series 2063, Class
              PG..................................     9,981
   9,103    8.50%, 7/1/28, Gold Pool #G00981......     9,570
   9,824    6.50%, 9/1/28, Gold Pool #C00647......     9,907
                                                    --------
                                                     141,686
                                                    --------
Federal National Mortgage Assoc. (15.9%):
       1    6.50%, 12/1/02, Pool #6345............         1
   1,332    8.00%, 9/25/04, Series 91-155G........     1,343
     987    6.75%, 12/25/04, Series 93-6C, CMO....       991
  10,885    6.88%, 9/1/05, Pool #73192............    11,236
   7,576    6.95%, 4/1/06, Pool #73429............     7,848
   1,500    7.05%, 6/25/06, Series 93-11, Class
              G...................................     1,515
     388    7.00%, 1/1/07, Pool #145771...........       398
   2,500    7.50%, 8/25/07, Series G92-48, Class
              H, CMO..............................     2,537
     149    7.50%, 11/1/09, Pool #158.............       154
   1,787    7.00%, 6/1/10, Pool #312903...........     1,833
   3,226    6.50%, 12/1/10, Pool #322598..........     3,288
   1,355    6.50%, 4/1/11, Pool #337903...........     1,380
  19,000    6.50%, 1/1/14.........................    19,285
     183    7.50%, 5/1/14, Pool #57930............       190
     408    5.70%, 8/25/16, Series G93-39, Class
              A, CMO..............................       407
      68    7.00%, 4/1/17, Pool #44696............        70
     328    7.95%, 8/25/19, Series 90-14, CMO.....       333
     500    6.25%, 11/25/19, Series G93-32, Class
              PG..................................       507
      73    8.00%, 3/1/21, Pool #70825............        76
   2,000    5.00%, 5/25/22, Series G93-10, Class
              G, CMO..............................     1,972
   2,342    7.50%, 11/1/22, Pool #189190..........     2,423
   9,700    6.00%, 3/25/23, Series 93-41..........     9,939
  10,000    6.50%, 10/25/23, Series 93-189, Class
              PL..................................    10,199
   5,000    6.50%, 10/25/23, Series 93-183, Class
              KA..................................     5,086
   9,000    6.00%, 11/1/27, Series 97-79, Class
              PE..................................     8,918
   1,413    8.00%, 5/1/24, Pool #250066...........     1,469
   2,503    8.50%, 7/1/24, Pool #250103...........     2,638
   1,765    7.50%, 10/1/24, Pool #303031..........     1,822
     552    8.50%, 5/1/25, Pool #308499...........       582
     152    7.50%, 5/1/25, Pool #293928...........       157
     421    7.50%, 5/1/25, Pool #311810...........       434
     613    8.50%, 6/1/25, Pool #315277...........       647
   2,268    7.00%, 7/1/25, Pool #290387...........     2,324
   2,800    7.00%, 7/1/25, Pool #312931...........     2,869
   3,283    7.13%, 6/1/26, Pool #341503...........     3,427
   3,941    7.00%, 9/1/27, Pool #313687...........     4,042
   9,955    6.00%, 8/1/28, Pool #423236...........     9,837

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $ 5,000    8.50%, 12/1/28, Series 98-70 AD.......  $  5,241
                                                    --------
                                                     127,418
                                                    --------
Government National Mortgage Assoc. (13.1%):
       1    11.00%, 6/15/99, Pool #110948.........         1
       2    11.00%, 3/15/00, Pool #123750.........         3
      27    10.00%, 1/15/01, Pool #145328.........        28
      33    10.00%, 1/15/01, Pool #145167.........        35
       3    9.00%, 6/15/01, Pool #161443..........         3
       6    9.00%, 6/15/01, Pool #166985..........         6
       1    9.00%, 6/15/01, Pool #164431..........         1
      14    8.50%, 6/15/01, Pool #137056..........        15
       3    8.50%, 6/15/01, Pool #162447..........         3
      25    6.50%, 6/15/01, Pool #1305............        25
      18    6.50%, 6/15/01, Pool #1305............        19
       6    9.00%, 7/15/01, Pool #155822..........         6
      20    9.00%, 8/15/01, Pool #173460..........        21
      41    8.50%, 8/15/01, Pool #164207..........        43
       4    9.00%, 9/15/01, Pool #177121..........         4
       3    9.00%, 10/15/01, Pool #177634.........         3
      42    9.00%, 10/15/01, Pool #179852.........        44
       5    9.00%, 10/15/01, Pool #185596.........         5
      51    9.00%, 11/15/01, Pool #191819.........        54
       5    9.00%, 11/15/01, Pool #174365.........         5
       2    8.50%, 11/15/01, Pool #183462.........         2
      37    8.50%, 12/15/01, Pool #199182.........        39
      22    8.50%, 12/15/01, Pool #199837.........        23
       6    8.50%, 12/15/01, Pool #182959.........         7
       6    9.00%, 1/15/02, Pool #205001..........         6
      42    8.00%, 3/15/02, Pool #205933..........        44
      34    8.00%, 3/15/02, Pool #210065..........        36
      35    8.50%, 5/15/02, Pool #213776..........        36
      17    8.00%, 5/15/02, Pool #203042..........        18
      40    8.00%, 5/15/02, Pool #180296..........        41
      55    8.50%, 6/15/02, Pool #2297............        57
      19    9.00%, 8/15/02, Pool #232424..........        20
      24    9.00%, 10/15/02, Pool #246307.........        25
       7    9.00%, 11/15/02, Pool #235553.........         8
       3    9.00%, 6/15/03, Pool #247863..........         3
      21    8.50%, 9/15/04, Pool #274390..........        22
      43    9.00%, 10/15/04, Pool #229506.........        45
      68    9.00%, 10/15/04, Pool #281655.........        71
      42    8.50%, 10/15/04, Pool #277469.........        43
      75    8.50%, 11/15/04, Pool #253471.........        78
      58    9.00%, 5/15/05, Pool #288771..........        61
      22    9.00%, 6/15/05, Pool #283904..........        23
      34    9.00%, 8/15/05, Pool #297031..........        36
      28    9.50%, 10/15/05, Pool #291846.........        29
       9    9.00%, 10/15/05, Pool #292589.........        10

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    25    9.00%, 11/15/05, Pool #299161.........  $     27
      71    9.00%, 11/15/05, Pool #292610.........        75
      18    9.00%, 12/15/05, Pool #299569.........        19
      54    7.50%, 2/15/06, Pool #7855............        56
      63    8.50%, 4/15/06, Pool #307487..........        66
      44    7.50%, 6/15/06, Pool #7855............        46
      28    8.00%, 10/15/06, Pool #11503..........        29
      40    8.00%, 1/15/07, Pool #14709...........        42
      24    7.50%, 4/15/07, Pool #16991...........        25
     190    7.50%, 5/15/07, Pool #329528..........       197
      58    7.50%, 7/15/07, Pool #17316...........        60
     114    7.50%, 8/15/07, Pool #19015...........       119
      20    9.00%, 1/15/09, Pool #26076...........        22
      92    9.00%, 4/15/09, Pool #30352...........        99
      66    8.00%, 5/15/09, Pool #385676..........        69
   3,585    6.50%, 7/15/09, Pool #780316..........     3,673
      16    8.00%, 8/15/09, Pool #372143..........        16
      36    9.50%, 10/15/09, Pool #36582..........        39
     464    8.00%, 10/15/09, Pool #380639.........       481
   1,090    7.50%, 2/15/12, Pool #393363..........     1,131
   1,145    7.50%, 3/15/12, Pool #441145..........     1,187
   1,500    7.50%, 3/15/12, Pool #399163..........     1,555
      39    10.50%, 2/15/13, Pool #6507...........        42
       2    12.00%, 1/15/15, Pool #112920.........         2
      52    9.00%, 8/15/16, Pool #164502..........        56
      36    9.50%, 9/15/16, Pool #158201..........        39
      38    9.00%, 9/15/16, Pool #179044..........        41
       5    9.00%, 9/15/16, Pool #168987..........         5
      12    9.00%, 9/15/16, Pool #175362..........        13
      56    9.00%, 12/15/16, Pool #198652.........        60
      36    9.50%, 1/15/17, Pool #185619..........        39
      98    8.50%, 1/15/17, Pool #203625..........       105
      10    9.00%, 3/15/17, Pool #180330..........        11
       5    8.50%, 3/15/17, Pool #196700..........         6
     187    8.50%, 5/15/17, Pool #217536..........       200
       7    8.50%, 6/15/17, Pool #188545..........         8
   1,809    8.50%, 11/15/17, Pool #780086.........     1,948
     103    9.00%, 7/15/18, Pool #226769..........       110
       7    9.50%, 9/15/18, Pool #258627..........         7
      31    9.50%, 12/15/18, Pool #229531.........        33
      14    9.50%, 10/15/19, Pool # 279630........        15
      41    9.00%, 11/15/19, Pool #279649.........        44
     100    9.50%, 2/15/20, Pool #281655..........       109
      25    9.00%, 2/15/20, Pool #286315..........        27
      38    9.50%, 9/15/20, Pool #292918..........        41
      37    9.00%, 7/15/21, Pool #311256..........        40
     143    8.00%, 4/15/22, Pool #325461..........       150
     128    8.00%, 5/15/22, Pool #317346..........       134

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    11    8.00%, 5/15/22, Pool #317358..........  $     11
      62    8.00%, 5/15/22, Pool #320675..........        64
     331    8.00%, 7/15/22, Pool #183670..........       347
     345    7.50%, 8/15/22, Pool #333881..........       359
   1,412    7.00%, 8/15/23, Pool #352108..........     1,453
   6,005    7.00%, 9/15/23, Pool #363030..........     6,177
   1,993    7.00%, 11/15/23, Pool #352022.........     2,050
   7,945    6.50%, 1/15/24, Pool #366706..........     8,082
   9,315    7.00%, 2/15/24, Pool #371281..........     9,577
   2,364    9.00%, 11/15/24, Pool #780029.........     2,555
   3,400    8.50%, 4/20/25, Pool #1989............     3,594
   1,623    7.50%, 1/15/26, Pool #416874..........     1,680
   1,431    7.50%, 3/15/26, Pool #422292..........     1,482
   1,946    7.50%, 4/15/26, Pool #426059..........     2,016
   1,492    8.00%, 7/15/22, Pool #426612..........     1,556
   1,174    8.00%, 7/15/26, Pool #428509..........     1,224
   2,328    7.50%, 11/15/26, Pool #442119.........     2,409
   3,883    7.50%, 7/15/27, Pool #411829..........     4,014
   3,155    7.50%, 7/15/27, Pool #442119..........     3,262
   9,871    6.00%, 3/20/28, Pool #2562............     9,751
   3,762    8.00%, 6/20/28, Pool #002606msf.......     3,896
   9,970    6.50%, 9/15/28, Pool #468236..........    10,080
   5,869    8.00%, 10/20/28, Pool #2661...........     6,075
   9,990    6.00%, 11/15/28, Pool #466406.........     9,913
                                                    --------
                                                     105,052
                                                    --------
  Total U.S. Government Agency Mortgages             374,156
                                                    --------
U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Federal Home Loan Bank (0.1%):
     800    7.06%, 2/12/99........................       802
                                                    --------
  Total U.S. Government Agency Securities                802
                                                    --------
U.S. TREASURY OBLIGATIONS (20.2%):
U.S. Treasury Bonds (5.3%):
   3,000    10.75%, 5/15/03.......................     3,701
  12,000    11.75%, 11/15/14(b)...................    18,670
  13,000    7.50%, 11/15/16.......................    16,154
   3,000    8.75%, 5/15/17........................     4,179
                                                    --------
                                                      42,704
                                                    --------
U.S. Treasury Inflation Protected Bonds (3.5%):
  28,981    3.38%, 1/15/07........................    28,048
                                                    --------
U.S. Treasury Notes (9.7%):
   3,000    5.88%, 3/31/99........................     3,010
  10,000    7.50%, 10/31/99(b)....................    10,228
   3,000    5.63%, 11/30/99.......................     3,027
  33,000    6.25%, 2/28/02 (b)....................    34,529

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $ 9,000    5.75%, 8/15/03........................  $  9,403
   6,000    7.25%, 5/15/04........................     6,723
   5,000    7.25%, 8/15/04........................     5,625
   4,000    7.88%, 11/15/04.......................     4,635
                                                    --------
                                                      77,180
                                                    --------
U.S. Treasury STRIPS (1.7%):
  35,000    0.00%, 5/15/16........................    13,507
                                                    --------
  Total U.S. Treasury Obligations                    161,439
                                                    --------
INVESTMENT COMPANIES (1.8%):
  14,573    One Group Government Money Market
              Fund................................    14,573
                                                    --------
  Total Investment Companies                          14,573
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (12.9%):
Investment Companies (0.9%):
   2,729    AIM Liquid Asset Money Market Fund....     2,729
   4,092    AIM Prime Money Market Fund...........     4,092
                                                    --------
                                                       6,821
                                                    --------
Master Notes (1.5%):
   4,093    Bear Stearns Mortgage Capital, 5.77%,
              1/4/99*.............................     4,093
   4,093    Merrill Lynch, 5.75%, 1/4/99*.........     4,092
   3,684    NationsBanc Capital Markets, 5.70%,
              1/4/99*.............................     3,684
                                                    --------
                                                      11,869
                                                    --------
Put Bonds (0.9%):
   2,729    GMAC, 5.10%, 11/10/99*................     2,732
   4,093    Greenwich Capital, 6.08%, 12/13/99*...     4,093
                                                    --------
                                                       6,825
                                                    --------
Repurchase Agreements (9.6%):
   6,821    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $6,291 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $7,483).............................     6,821
  47,750    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $46,189 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $50,137)............................    47,750
   2,664    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $2,797 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $2,797)................     2,664

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $20,464    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $19,752 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $21,488)............................  $ 20,464
                                                    --------
                                                      77,699
                                                    --------
  Total Short-Term Securities Held as Collateral     103,214
                                                    --------
Total (Cost $903,198)(a)                            $917,279
                                                    ========

------------

Percentages indicated are based on net assets of $799,408.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $ 17,459
Unrealized depreciation......................      (3,378)
                                                 --------
Net unrealized appreciation..................    $ 14,081
                                                 ========

(b) A portion of this security was loaned as of December 31, 1998.

* The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1998.

CMO   Collateralized Mortgage Obligation

See notes to financial statements.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 U.S. GOVERNMENT AGENCY MORTGAGES (77.9%):
                   Federal Home Loan Mortgage Corp. (34.3%):
 $40,202    5.17%, 1/20/99......................  $   40,115
       3    7.00%, 4/1/00, Pool #253036.........           3
   6,004    6.00%, 5/1/01, Pool #G50347.........       6,053
   3,136    7.50%, 11/15/01, Pool #1318-JB,
              CMO...............................       3,196
   1,925    6.70%, 5/15/05, Pool #1233-F, CMO...       1,933
     454    9.00%, 11/1/05, Pool #B0-0203.......         477
     554    9.00%, 5/1/06, Pool #B0-0282........         581
   1,000    7.00%, 10/15/06, Series 1150, Class
              I.................................       1,016
   3,425    7.00%, 9/15/07, Series 1457, Class
              PJ, CMO...........................       3,539
   4,850    6.50%, 4/15/08, Series 1489, Class
              I, CMO............................       4,920
   3,867    7.50%, 4/1/09, Gold Pool #E00315....       3,992
  16,500    6.50%, 9/15/09, Series 1838, Class
              G, CMO (c)........................      16,759
   2,561    8.50%, 1/1/10, Gold Pool #G10305....       2,667
   9,691    6.00%, 6/1/13, Gold Pool #E00560....       9,733
  11,880    6.00%, 6/1/13, Pool #E00592.........      11,932
  40,000    6.50%, 1/14/14, TBA.................      40,623
       3    9.50%, 4/1/16, Pool #170161.........           3
     174    9.00%, 10/1/17, Gold Pool #A00756...         185
     138    9.00%, 4/1/18, Gold Pool #A01143....         146
      36    9.00%, 10/1/20, Gold Pool #A01134...          38
      48    9.00%, 1/1/21, Gold Pool #A00948....          51
     500    7.25%, 2/15/21, Series 1464, CMO....         510
   5,000    6.00%, 3/15/21, Series 2081, CMO....       5,042
      45    9.00%, 4/1/21, Gold Pool #D04193....          47
      67    9.00%, 6/1/21, Gold Pool #A01017....          71
      72    9.00%, 7/1/21, Gold Pool #A01093....          77
      45    9.00%, 9/1/21, Gold Pool #D32271....          48
      48    9.00%, 11/1/21, Gold Pool #D11191...          51
      73    9.00%, 11/1/21, Gold Pool #D11866...          78
      24    9.00%, 11/1/21, Gold Pool #C00078...          26
      75    9.00%, 5/1/22, Gold Pool #D19142....          79
     159    9.00%, 5/1/22, Gold Pool #D19203....         169
     900    7.00%, 8/25/22, Series 13, Class
              PL................................         924
  10,000    5.50%, 9/15/22, Series 1367 -- K....       9,533
   5,200    6.50%, 11/15/22, Pool #1152.........       5,203
   3,063    7.00%, 4/15/23, Pool #348645........       3,153
   5,706    10.00%, 10/15/23, Series 1591 E,
              CMO...............................       6,373
   8,837    6.00%, 10/15/23, Series 1785 A......       8,737
  17,851    5.00%, 11/15/23, Series 1686 PG,
              CMO...............................      17,611
   8,569    6.50%, 1/1/24, Gold Pool #C80091....       8,687
   2,920    8.50%, 5/1/24, Gold Pool #G00229....       3,091
   2,392    8.50%, 7/1/24, Gold Pool #C00354....       2,521
   2,793    7.50%, 9/1/24, Gold Pool #D56307....       2,886
   3,673    8.00%, 11/1/24, Gold Pool #C00376...       3,821
   2,458    7.50%, 8/1/25, Gold Pool #C00414....       2,536

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $ 3,529    7.00%, 8/1/25, Gold Pool #C00418....  $    3,614
   3,098    8.00%, 9/1/25, Gold Pool #D63705....       3,220
   3,231    7.00%, 9/1/25, Gold Pool #D63303....       3,309
   9,178    7.00%, 4/1/26, Gold Pool #D69811
              (c)...............................       9,399
   4,176    6.50%, 6/1/26, Pool #250575.........       4,222
  10,000    6.50%, 10/17/26, Series 1985, Class
              PL (c)............................       9,959
  14,000    6.25%, 4/15/27, Series 2018 Pe
              (c)...............................      13,990
  10,000    6.50%, 6/15/28, Series 2064 Pd
              (c)...............................      10,091
   5,243    8.50%, 7/1/28, Gold Pool #G00981....       5,511
  23,148    6.50%, 7/15/28, Series 2064 PD
              (c)...............................      23,476
   5,000    6.50%, 8/15/28, Series 2080 Pj......       5,064
   7,000    6.25%, 8/15/98, Series 2075 Pm......       6,978
  14,736    6.50%, 9/1/28, Gold Pool #C00647....      14,861
  14,000    6.50%, 10/25/28, Series 1998-64,
              Class TM..........................      13,948
  15,109    6.00%, 11/15/28, 2091 Pg............      14,708
                                                  ----------
                                                     371,586
                                                  ----------
Federal National Mortgage Assoc. (20.8%):
   7,033    6.00%, 3/1/01, Pool #50783..........       7,082
      98    7.00%, 9/1/02, Pool #250355.........         100
  34,000    5.25%, 1/15/03......................      34,281
   4,637    7.00%, 4/1/03, Pool #303876.........       4,738
     377    7.50%, 5/1/03, Pool #347175.........         386
   1,297    7.50%, 7/1/03, Pool #250656.........       1,328
      43    6.50%, 4/1/04, Pool #85019..........          43
     100    8.00%, 5/25/05, Series 1992-146 D...         104
   6,004    7.00%, 7/17/05, Series 97-26 GD.....       6,166
     150    6.25%, 2/25/07, Series 1993-129,
              Class E...........................         152
   2,000    7.35%, 6/25/07, Pool 1993-11 N......       2,059
   1,778    7.00%, 9/1/07, Pool #185265.........       1,823
   2,670    7.00%, 4/1/08, Pool #211750.........       2,738
   1,000    6.25%, 1/25/09, Series 1994-12 C,
              CMO...............................       1,017
   8,000    6.00%, 6/25/09, Series 1994-86 PJ,
              CMO...............................       8,063
   2,698    7.00%, 7/1/10, Pool #250326.........       2,767
   1,833    6.50%, 12/1/10, Pool #332301........       1,868
  11,046    6.00%, 3/1/11, Pool #340683.........      11,139
   9,394    6.00%, 1/17/13, Series 98-37 VB,
              CMO...............................       9,842
  10,000    6.50%, 6/25/13, Series 94-1 K.......      10,229
   3,596    6.35%, 8/25/13, Series 1993-225B VG,
              CMO...............................       3,666
   2,881    7.50%, 6/1/14, Pool #250081.........       2,972
   2,293    7.50%, 7/1/14, Pool #250082.........       2,365
      98    10.00%, 10/1/16, Pool #70110........         107
   5,145    10.00%, 9/1/17, Pool #303969........       5,607
     289    10.00%, 10/1/19, Pool #231675.......         316
   6,744    7.00%, 5/25/20, Series 1990-57
              (c)...............................       6,918
     173    10.00%, 7/1/20, Pool #050318........         188

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $ 5,584    6.50%, 5/25/21, Series 1992-205 K,
              CMO...............................  $    5,676
   5,000    7.00%, 9/25/21, Series G92-64 K,
              CMO...............................       5,090
     249    10.00%, 11/1/21, Pool #208374.......         271
     338    10.00%, 11/1/21, Pool #208372.......         369
   5,150    6.55%, 12/25/21, Pool #1993-137 PH,
              CMO...............................       5,244
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K.................................       1,034
     800    7.50%, 7/25/22, Series G92-35,
              CMO...............................         818
  10,785    6.50%, 2/17/23, Series G94-12 C,
              CMO...............................      10,935
   5,000    6.50%, 5/25/23, Series 1994-110 H,
              CMO...............................       5,010
   7,400    7.00%, 9/25/23, Pool #1993-155 PJ...       7,672
   9,094    6.35%, 12/25/23, Series 1994-43 PJ,
              CMO...............................       9,286
   5,042    7.00%, 1/25/24, Series 1994-62 PJ,
              CMO...............................       5,205
   6,629    7.00%, 2/1/24, Pool #190257.........       6,803
  10,556    6.00%, 3/15/24, Pool #1994-51.......      10,445
   1,800    9.00%, 12/1/24, Pool #353898........       1,911
   3,286    7.00%, 8/1/25, Pool #315500.........       3,367
  18,980    6.50%, 3/1/28, Pool #251613.........      19,134
                                                  ----------
                                                     226,334
                                                  ----------
Government National Mortgage Assoc. (22.8%):
       7    10.00%, 9/15/00, Pool #138814.......           8
      17    8.50%, 6/15/01, Pool #166491........          18
       3    8.50%, 7/15/01, Pool #161997........           3
      35    9.50%, 9/15/01, Pool #180786........          37
       3    9.00%, 9/15/01, Pool #174330........           3
      44    9.00%, 9/15/01, Pool #166928........          45
       5    9.50%, 11/15/01, Pool #182995.......           5
      41    8.50%, 11/15/01, Pool #179383.......          42
      21    9.00%, 12/15/01, Pool #187723.......          21
      22    8.50%, 12/15/01, Pool #199837.......          23
      42    8.00%, 3/15/02, Pool #205933........          44
       6    9.00%, 7/15/02, Pool #227176........           7
      94    9.00%, 5/15/03, Pool #154134........          99
      91    9.00%, 6/15/05, Pool #283904........          96
      38    9.00%, 8/15/05, Pool #291836........          40
      15    9.00%, 9/15/05, Pool #295227........          16
      30    9.00%, 9/15/05, Pool #292898........          32
      39    8.00%, 7/15/06, Pool #11337.........          41
      25    7.50%, 7/15/07, Pool #17316.........          26
      57    8.00%, 8/15/07, Pool #18677.........          60
      39    8.00%, 8/15/07, Pool #18539.........          41
     112    7.50%, 12/15/07, Pool #338189.......         116
     878    6.50%, 7/15/08, Pool #349693........         899
      44    9.00%, 11/15/08, Pool #27932........          48
      97    6.50%, 3/15/09, Pool #367398........         100
      69    9.00%, 4/15/09, Pool #30352.........          74
      12    9.00%, 5/15/09, Pool #32214.........          13
   2,241    6.50%, 5/15/09, Pool #366779........       2,295

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     3    9.50%, 7/15/09, Pool #34487.........  $        3
     104    9.50%, 9/15/09, Pool #34878.........         113
      26    9.50%, 10/15/09, Pool #36804........          28
      18    11.00%, 11/15/09, Pool #37615.......          20
       1    12.00%, 4/15/15, Pool #125262.......           1
      12    11.00%, 6/15/15, Pool #130125.......          14
      52    9.00%, 5/15/16, Pool #149877........          56
      11    9.00%, 6/15/16, Pool #157147........          12
      55    9.00%, 6/15/16, Pool #166130........          59
      12    9.50%, 7/15/16, Pool #166772........          13
      75    9.00%, 7/15/16, Pool #144968........          80
      68    9.00%, 7/15/16, Pool #158921........          73
     123    9.00%, 7/15/16, Pool #151273........         132
      51    9.00%, 7/15/16, Pool #167475........          55
      73    9.50%, 8/15/16, Pool #177531........          80
     224    9.00%, 9/15/16, Pool #169908........         240
     107    9.00%, 9/15/16, Pool #179044........         115
      65    9.00%, 10/15/16, Pool #173089.......          70
     120    9.00%, 11/15/16, Pool #156478.......         128
      59    9.00%, 11/15/16, Pool #183868.......          63
      13    9.50%, 1/15/17, Pool #185619........          15
      13    9.00%, 2/15/17, Pool #201757........          14
     236    9.00%, 2/15/17, Pool #195058........         253
     214    9.00%, 6/15/17, Pool #219079........         230
      26    9.50%, 8/15/17, Pool #224015........          28
      35    9.50%, 8/15/17, Pool #218841........          38
     317    9.50%, 8/15/17, Pool #201217........         344
      16    9.00%, 8/15/17, Pool #225825........          17
      77    9.00%, 6/15/18, Pool #238161........          83
      44    9.50%, 8/15/18, Pool #248390........          48
       8    9.00%, 10/15/18, Pool #253188.......           9
      70    9.50%, 12/15/18, Pool #263400.......          76
      95    10.00%, 4/15/19, Pool #257047.......         105
      26    10.00%, 5/15/19, Pool #269607.......          29
       2    9.00%, 10/15/19, Pool #267676.......           2
      45    9.00%, 11/15/19, Pool #162768.......          48
     212    9.50%, 12/15/19, Pool #281696.......         230
      61    9.00%, 1/15/20, Pool #283138........          65
      31    9.00%, 2/15/20, Pool #276157........          33
      41    9.00%, 3/15/20, Pool #285283........          43
      38    9.50%, 9/15/20, Pool #292918........          41
      64    9.50%, 12/15/20, Pool #291865.......          69
     135    9.00%, 6/15/21, Pool #307120........         145
   9,356    9.00%, 8/15/21, Pool #306081........      10,037
   2,752    9.00%, 12/15/21, Pool #780284.......       2,940
      24    7.50%, 2/15/22, Pool #324025........          25
     311    8.00%, 7/15/22, Pool #321560........         326
     525    7.50%, 8/15/22, Pool #337141........         546

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    26    7.00%, 10/15/22, Pool #337175.......  $       27
     159    7.00%, 11/15/22, Pool #323008.......         164
      27    7.00%, 12/15/22, Pool #339969.......          28
     323    7.00%, 1/15/23, Pool #341536........         333
     283    7.00%, 1/15/23, Pool #342248........         291
     224    7.00%, 1/15/23, Pool #346214........         231
      34    7.00%, 1/15/23, Pool #321675........          35
     401    7.00%, 1/15/23, Pool #332022........         413
      41    7.00%, 3/15/23, Pool #350110........          43
     641    7.00%, 5/15/23, Pool #351041........         660
     665    7.00%, 5/15/23, Pool #346572........         685
     609    7.00%, 5/15/23, Pool #221604........         627
      50    7.00%, 5/15/23, Pool #338005........          51
     722    7.00%, 5/15/23, Pool #342348........         744
     297    6.50%, 5/15/23, Pool #343208........         303
   4,784    7.50%, 6/15/23, Pool #359588........       4,962
   3,243    7.50%, 6/15/23, Pool #358801........       3,364
      47    6.50%, 6/15/23, Pool #358250........          48
      75    6.50%, 6/15/23, Pool #346624........          76
     336    6.50%, 6/15/23, Pool #348677........         343
      47    6.50%, 6/15/23, Pool #349788........          47
     310    7.00%, 7/15/23, Pool #353569........         319
     355    7.00%, 7/15/23, Pool #360889........         366
     210    7.00%, 7/15/23, Pool #325977........         216
     736    7.00%, 7/15/23, Pool #346673........         757
     701    7.00%, 7/15/23, Pool #362982........         722
     344    7.00%, 7/15/23, Pool #358382........         354
     141    7.00%, 7/15/23, Pool #357782........         145
      26    7.00%, 7/15/23, Pool #354538........          27
     438    7.00%, 7/15/23, Pool #360697........         451
      19    7.00%, 7/15/23, Pool #350709........          20
     263    6.50%, 7/15/23, Pool #322200........         268
     538    6.50%, 8/15/23, Pool #356717........         548
     290    6.50%, 8/15/23, Pool #344505........         295
     138    6.50%, 8/15/23, Pool #359027........         141
     122    6.50%, 8/15/23, Pool #360713........         124
     342    6.50%, 8/15/23, Pool #353137........         348
     236    6.50%, 8/15/23, Pool #360738........         240
      47    6.50%, 9/15/23, Pool #339041........          47
     616    6.50%, 9/15/23, Pool #345375........         626
   2,922    8.00%, 10/15/23, Pool #354681.......       3,053
     189    6.50%, 10/15/23, Pool #345391.......         192
     372    6.00%, 10/15/23, Pool #364717.......         371
     347    6.00%, 10/15/23, Pool #345389.......         346
      33    6.00%, 10/15/23, Pool #370006.......          33
      17    6.50%, 11/15/23, Pool #370927.......          17
     541    6.50%, 11/15/23, Pool #369356.......         550
      83    6.50%, 12/15/23, Pool #365740.......          85

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   883    6.50%, 12/15/23, Pool #349265.......  $      899
     131    6.50%, 12/15/23, Pool #349944.......         133
     515    6.50%, 12/15/23, Pool #369830.......         524
      28    6.50%, 12/15/23, Pool #370289.......          29
     501    6.50%, 1/15/24, Pool #379127........         509
   1,154    6.50%, 2/15/24, Pool #362341........       1,174
     146    6.50%, 2/15/24, Pool #380818........         148
     268    6.50%, 2/15/24, Pool #370338........         272
  18,617    6.50%, 2/15/24, Pool #354747........      18,938
     340    6.50%, 2/15/24, Pool #371999........         346
     338    6.50%, 2/15/24, Pool #389200........         344
     933    7.00%, 2/16/24, Series 1996-21
              D,CMO.............................         954
   1,251    7.00%, 3/15/24, Pool #379328........       1,286
     557    7.00%, 3/15/24, Pool #391552........         572
     971    7.00%, 4/15/24, Pool #355128........         998
   1,614    7.00%, 4/15/24, Pool #379001........       1,659
      72    7.50%, 6/15/24, Pool #389827........          75
     368    7.50%, 6/15/24, Pool #388747........         381
     203    8.00%, 9/15/24, Pool #393908........         212
   2,515    8.00%, 9/15/24, Pool #403212........       2,624
     665    8.50%, 10/15/24, Pool #407073.......         708
   5,909    9.00% 11/15/24, Pool #780029........       6,387
     131    8.00%, 6/15/25, Pool #385370........         136
     159    7.50%, 6/15/25, Pool #401860........         165
   1,396    8.00%, 7/15/25, Pool #377557........       1,456
     919    7.25%, 12/15/25, Pool #411361.......         948
     111    7.50%, 3/15/26, Pool #381163........         115
   3,499    7.50%, 3/15/26, Pool #422308........       3,624
   6,439    8.00%, 7/15/26, Pool #412644........       6,712
     139    8.00%, 8/15/26, Pool #436445........         145
   8,438    8.00%, 12/20/26, Pool #2344.........       8,754
   1,942    7.50%, 3/15/27, Pool #432398........       2,009
  14,500    6.50%, 6/20/27, Series 1997-19 PJ
              (c)...............................      14,555
   7,134    6.00%, 7/20/27, Pool #80094.........       7,192
  15,000    6.25%, 8/20/27, Series 98-1 PD
              (c)...............................      15,121
   7,806    7.50%, 1/15/28, Pool #461625........       8,065
  12,611    7.50%, 2/15/28, Pool #462562........      13,029
      88    7.00%, 6/15/28, Pool #472679........          90
  13,753    7.50%, 7/15/28, Pool #780828........      14,200
   5,000    6.50%, 9/20/28, Series 1998-22 PD...       5,005
  16,944    6.00%, 10/20/28, Pool 2657..........      16,737
   4,996    7.00%, 11/15/28, Pool #469699.......       5,116
   9,982    6.50%, 11/20/28, Pool #2673.........      10,047
  29,400    6.50%, 12/20/28, Pool #2689.........      29,593
                                                  ----------
                                                     247,568
                                                  ----------
  Total U.S. Government Agency Mortgages             845,488
                                                  ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 U.S. GOVERNMENT AGENCY SECURITIES (14.0%):
Federal Agricultural Mortgage Corp. (0.0%):
 $   500    7.56%, 5/28/02......................  $      539
                                                  ----------
Federal Farm Credit Bank (0.0%):
     255    8.65%, 10/1/99......................         262
                                                  ----------
Federal Home Loan Bank (1.9%):
   2,000    9.30%, 1/25/99......................       2,005
   3,000    8.60%, 6/25/99......................       3,051
  10,000    5.91%, 12/23/02.....................      10,318
   5,000    6.27%, 1/14/04......................       5,001
     500    7.50%, 8/10/04......................         556
                                                  ----------
                                                      20,931
                                                  ----------
Federal Home Loan Mortgage Corp. (0.8%):
   2,000    6.44%, 1/28/00......................       2,032
   4,500    7.13%, 11/18/02.....................       4,830
     250    7.93%, 1/20/05......................         284
      26    7.25%, 5/1/07, Pool #185801.........          27
     467    9.00%, 8/1/09, Pool #279063.........         487
     769    9.00%, 12/1/09, Pool #256360........         813
                                                  ----------
                                                       8,473
                                                  ----------
Federal National Mortgage Assoc. (4.7%):
     255    9.55%, 3/10/99......................         257
   4,000    8.70%, 6/10/99......................       4,064
   3,000    8.90%, 6/12/00......................       3,165
  15,000    7.16%, 5/11/05......................      16,513
  15,000    5.88%, 2/2/06 (b)...................      15,601
  10,000    6.70%, 6/19/07......................      10,930
                                                  ----------
                                                      50,530
                                                  ----------
Financial Corporation STRIPS (0.2%):
     180    10/5/05.............................         127
     334    12/27/05............................         233
     500    10/6/06.............................         335
   1,000    11/11/06............................         665
     500    12/27/06............................         330
                                                  ----------
                                                       1,690
                                                  ----------
Resolution Funding Corp. (3.7%):
  50,000    Principal STRIPS, 7/15/20 (b).......      14,409
  53,000    Principal STRIPS, 7/15/20 (b).......      15,272
  25,000    Principal STRIPS, 10/15/20..........       7,101
  15,000    Principal STRIPS, 4/15/28...........       2,908
   5,000    Principal STRIPS, 4/15/30 (b).......         867
                                                  ----------
                                                      40,557
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (2.7%):
 $ 3,000    8.38%, 10/1/99, Series 89-D.........  $    3,075
  25,000    6.24%, 7/15/45, Putable on 7/15/01 @
              100...............................      26,281
                                                  ----------
                                                      29,356
                                                  ----------
  Total U.S. Government Agency Securities            152,338
                                                  ----------
U.S. TREASURY OBLIGATIONS (10.6%):
U.S. Treasury Bonds (4.1%):
   1,000    9.38%, 2/15/06......................       1,278
  25,000    8.13%, 8/15/19......................      33,407
   2,500    7.13%, 2/15/23......................       3,077
   6,000    6.13%, 11/15/27.....................       6,708
                                                  ----------
                                                      44,470
                                                  ----------
U.S. Treasury Inflation Protected Bonds (1.4%):
  15,226    3.38%, 1/15/08......................      14,955
                                                  ----------
U.S. Treasury Notes (3.6%):
   1,500    6.38%, 1/15/99......................       1,501
     100    8.00%, 8/15/99......................         102
   3,000    7.13%, 9/30/99......................       3,054
   1,500    6.00%, 10/15/99.....................       1,515
   1,400    7.88%, 11/15/99.....................       1,438
     150    6.38%, 1/15/00 (b)..................         153
   2,850    8.50%, 2/15/00......................       2,969
     650    5.50%, 4/15/00......................         657
   4,500    6.13%, 7/31/00......................       4,601
   2,775    8.75%, 8/15/00......................       2,953
   2,800    6.25%, 4/30/01......................       2,902
   1,000    7.88%, 8/15/01......................       1,079
   5,425    6.38%, 8/15/02......................       5,729
     150    6.25%, 2/15/03......................         159
   2,150    5.75%, 8/15/03......................       2,246
   1,500    5.88%, 2/15/04......................       1,583
   5,500    6.50%, 8/15/05 (b)..................       6,050
                                                  ----------
                                                      38,691
                                                  ----------
U.S. Treasury STRIPS (1.5%):
   5,000    8/15/02.............................       4,229
  50,000    2/15/25.............................      12,372
                                                  ----------
                                                      16,601
                                                  ----------
  Total U.S. Treasury Obligations                    114,717
                                                  ----------
INVESTMENT COMPANIES (1.0%):
  10,569    One Group Government Money Market
              Fund..............................      10,569
                                                  ----------
  Total Investment Companies                          10,569
                                                  ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.7%):
Repurchase Agreements (3.7%):
 $35,000    Bear Stearns, 5.00%, 1/4/99
              (Collaterized by $34,962 various
              U.S. Government Securities,
              0.00% - 6.50%, 7/18/10 - 4/15/28,
              market value $36,098).............  $   35,000

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 5,426    Lehman Brothers, 5.10%, 1/4/99
              (Collateralized by $5,374 various
              U.S. Government Securities,
              7.80% - 15.42%, 9/25/20 - 4/25/24,
              market value $5,589)..............  $    5,426
                                                  ----------
  Total Short-Term Securities Held as Collateral      40,426
                                                  ----------
Total (Cost $1,122,541) (a)                       $1,163,538
                                                  ==========

------------
Percentages indicated are based on net assets of $1,085,774.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $ 42,766
                   Unrealized depreciation.....................................    (1,769)
                                                                                 --------
                   Net unrealized appreciation.................................  $ 40,997
                                                                                 ========

(b) A portion of this security was loaned as of December 31, 1998.

(c) Serves as collateral for Futures Contracts.

 NUMBER                                               OPENING           CURRENT
   OF                                                POSITIONS        MARKET VALUE
CONTRACTS               CONTRACT TYPE                  (000)             (000)
---------               -------------                ---------        ------------
   200       Long U.S. 2 Year, March 1999 Futures    $ 42,249           $ 42,303
             Long U.S. 10 Year, March 1999
   600       Futures                                   71,602             71,495
                                                     --------           --------
                                                     $113,851           $113,798
                                                     ========           ========

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31,1998.

 CMO  Collateralized Mortgage Obligation

 See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
 ASSET BACKED SECURITIES (5.7%):
 $ 2,688    Advanta Mortgage Loan Trust, Series
              1995-1, Class A5, 8.32%,
              12/25/19.........................  $     2,704
   5,000    Advanta Mortgage Loan Trust, Series
              1997-2, Class A4, 7.60%,
              6/25/27..........................        5,179
   1,355    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%,
              2/15/03..........................        1,361
   5,000    EQCC Home Loan Trust, Series
              1998-2, Class A3F, 6.23%,
              3/15/13..........................        4,972
   5,000    Greentree, Series 980-C A3, 5.92%,
              2/15/09..........................        4,997
   5,000    Greentree Financial Corp., Series
              1993-2, Class B, 8.00%, 7/15/18..        4,755
   5,000    Greentree Financial Corp., Series
              1995-10, Class B1, 7.05%,
              2/15/27..........................        4,844
   4,350    Greentree Financial Corp., Series
              1995-2, Class B1, 8.60%,
              5/15/26..........................        4,424
   5,000    Greentree Home Improvement Loan
              Trust, Series 1995-D, Class M1,
              6.95%, 9/15/25...................        5,043
   2,000    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 1997-3,
              CTFS, 6.60%, 4/15/04.............        2,027
   3,000    MBNA, Series 1998-C, 6.35%,
              11/15/05.........................        2,995
   2,097    Olympic Automobile Receivables
              Trust, Series 1994-B, Class A2,
              6.85%, 6/15/01...................        2,110
   2,815    Olympic Automobile Receivables
              Trust, Series 1995-B, Class A2,
              7.35%, 10/15/01..................        2,833
   3,000    Team Fleet Financial Corp., Series
              1998-2A, Class C, 6.53%,
              7/25/02..........................        2,933
   5,000    World Omni, Series 1997, Class A7,
              6.48%, 12/12/08..................        5,091
                                                 -----------
  Total Asset Backed Securities                       56,268
                                                 -----------
COLLATERALIZED BOND OBLIGATIONS (0.5%):
   5,000    Merrill Lynch, 1996 PM1, 7.78%,
              12/17/06.........................        4,889
                                                 -----------
  Total Collateralized Bond Obligations                4,889
                                                 -----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
COMMERCIAL PAPER (5.1%):
Financial Services (5.1%):
 $50,228    General Electric, 5.29%, 1/20/99...  $    50,118
                                                 -----------
  Total Commercial Paper                              50,118
                                                 -----------
CORPORATE BONDS (32.1%):
Banking (0.1%):
     250    Bankers Trust NY, 7.25%,
              10/15/11.........................          269
     500    NationsBank Corp., 7.80%,
              9/15/16..........................          581
                                                 -----------
                                                         850
                                                 -----------
Banking, Finance & Insurance (12.4%):
     250    AETNA Services, Inc., 7.63%,
              8/15/26..........................          253
   9,000    Associates Corp., 8.34%,
              11/25/99.........................        9,248
   6,000    Associates Corp., 8.15%, 8/1/09....        7,072
   5,000    BankAmerica Corp., 9.50%, 4/1/01...        5,413
   4,000    BankBoston, 6.35%, 2/25/13.........        4,021
   5,000    Bear Stearns Corp., Inc., 8.25%,
              2/1/02...........................        5,338
   6,500    Corestates Capital, 8.00%,
              12/15/26.........................        7,182
   5,000    Cullen Frost Bank Capital Trust,
              8.42%, 2/1/27....................        5,425
   5,000    First Chicago Capital Trust, 7.95%,
              12/1/26..........................        5,494
   2,000    Fleet Financial Group, Inc., 8.13%,
              7/1/04...........................        2,243
   3,500    Ford Capital BV, 10.13%,
              11/15/00.........................        3,789
   1,500    Ford Motor Credit Co., 6.38%,
              10/6/00..........................        1,526
     250    Ford Motor Credit Corp., 6.25%,
              12/8/05..........................          259
   3,000    General Motors Acceptance Corp.,
              8.40%, 10/15/99..................        3,071
   8,000    General Motors Acceptance Corp.,
              7.00%, 3/1/00....................        8,139
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02....................       10,674
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..................        6,300
   5,000    Lehman Brothers Holdings, Inc.,
              8.80%, 3/1/15....................        5,513
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15....................          323
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24, 144A...        6,757
     500    Mellon Financial Corp., 6.38%,
              2/15/10..........................          526
   5,000    MIC Financial Trust, 8.38%,
              2/1/27...........................        5,338
   6,000    Morgan Stanley Dean Witter & Co.,
              6.13%, 10/1/03...................        6,105
   5,000    Principal Mutual, 7.88%, 3/1/24....        5,563
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17..................          521

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   419    SunAmerica Inc., 8.13%, 4/28/23....  $       467
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49..........................        5,438
     400    Torchmark Corp., 7.88%, 5/15/23....          432
                                                 -----------
                                                     122,430
                                                 -----------
Beverages & Tobacco (0.1%):
     500    Coca-Cola Enterprises, 7.13%,
              8/1/17...........................          548
                                                 -----------
Electric Utility (1.2%):
     300    Commonwealth Edison, 8.38%,
              9/15/22..........................          328
     500    Florida Power Corp., 8.00%,
              12/1/22, Callable 12/1/02 @
              103.75...........................          553
     200    Minnesota Power And Light Company,
              7.50%, 8/1/07....................          219
   5,000    Ohio Edison, 8.25%, 4/1/02.........        5,393
     250    Pacificorp, Series F, 7.24%,
              8/16/23..........................          272
     250    Texas Utilities, 7.88%, 3/1/23.....          273
   5,000    United Utilities, 6.25%, 8/15/05...        5,049
                                                 -----------
                                                      12,087
                                                 -----------
Electrical & Electronic (0.1%):
     650    IBM Corporate Bond, 7.00%,
              10/30/25.........................          722
                                                 -----------
Food Products & Services (0.3%):
   2,500    RJR Nabisco Corp., 8.75%,
              8/15/05..........................        2,600
                                                 -----------
Health Care (0.4%):
   3,500    Cardinal Health, 6.25%, 7/15/08....        3,579
                                                 -----------
Industrial Goods & Services (8.5%):
   1,500    Advanced Micro Devices, Inc.,
              11.00%, 8/1/03 (b)...............        1,590
   3,000    Boise Cascade Corp., 9.45%,
              11/1/09..........................        3,326
     400    Brunswick Corp., 7.38%, 9/1/23.....          403
   1,500    Cablevision, 7.25%, 7/15/08........        1,526
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26.........................          430
   4,000    Comcast Cable, 8.38%, 5/1/07,
              144A.............................        4,635
   1,500    Comcast Cellular Holdings, 9.50%,
              5/1/07...........................        1,601
   1,500    D.R. Horton, Inc., 8.38%,
              6/15/04..........................        1,493
     250    Eastman Chemical, 7.60%, 2/1/27....          254
   2,500    Fred Meyer, Inc., 7.38%, 3/1/05....        2,650
   5,000    General Motors Corp., 9.13%,
              7/15/01..........................        5,443
   3,000    Golden State Petroleum, 8.04%,
              2/1/19, 144A.....................        3,056
   5,000    Hilton Hotels Corp., 7.95%,
              4/15/07..........................        5,263
     300    Ingersoll Rand Corp., 7.20%,
              6/1/25...........................          326
     300    Loews Corp., 7.63%, 6/1/23.........          308
     400    Loral Corp., 7.00%, 9/15/23........          415
   5,000    Newell Company, 6.35%, 7/15/08.....        5,231
   4,435    Newmont Gold Corp., 8.91%,
              1/5/09...........................        5,062
   1,500    Nine West Group, Inc., 8.38%,
              8/15/05..........................        1,455

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 2,500    Northrop-Grumman Corp., 7.00%,
              3/1/06...........................  $     2,619
   4,505    Oslo Seismic Service, 8.28%,
              6/1/11, 144A.....................        4,781
   2,500    Owens-Illinois, Inc., 7.15%,
              5/15/05..........................        2,538
   9,000    Penske Truck Leasing, 8.25%,
              11/1/99..........................        9,213
     250    Phillip Morris Company, Inc.,
              7.20%, 2/1/07....................          271
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07....................        1,418
   5,000    Tele-Commun, Inc., 7.38%,
              2/15/00..........................        5,119
   1,500    Terra Industries, 10.50%, 6/15/05,
              Callable 6/15/00 @ 105.25 (b)....        1,553
   1,500    Trico Marine Services, Inc., 8.50%,
              8/1/05...........................        1,320
   5,000    U.S. Filter Corp., 6.38%,
              5/15/01..........................        4,950
     500    Weyerhauser Company, 7.50%,
              3/1/13...........................          555
   2,500    Williams Co. Inc., 6.13%,
              2/15/02..........................        2,528
   2,000    Wyman-Gordon Co., 8.00%,
              12/15/07.........................        2,025
                                                 -----------
                                                      83,357
                                                 -----------
Railroad (0.0%):
     280    Canadian Pacific Ltd., 9.45%,
              8/1/21...........................          356
                                                 -----------
Real Estate (5.3%):
   2,000    American Health Properties, 7.50%,
              1/15/07..........................        1,935
   2,000    Avalon Properties, Inc., 7.38%,
              9/15/02..........................        2,113
   5,000    Bradley Operating, 7.20%,
              1/15/08..........................        4,700
   3,000    Meditrust, Inc., 7.82%, 9/10/26....        2,730
   3,500    MEPC Finance, Inc., 7.50%,
              5/1/03...........................        3,745
   5,000    Residential Funding Corp., Series
              1996-HS2, Class A4, 7.55%,
              9/25/12..........................        5,090
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02..................        5,056
   2,500    Security Capital Pacific Trust,
              7.15%, 10/15/03..................        2,497
   5,000    Security Pacific Corp., 11.00%,
              3/1/01...........................        5,575
   5,000    Spieker Properties, Inc., 6.65%,
              12/15/00.........................        5,025
   4,000    Spieker Properties, Inc., 8.00%,
              7/19/05..........................        4,175
   1,500    Tenet Healthcare Corp., 8.00%,
              1/15/05..........................        1,553
   3,000    Wellsford Residential Property,
              7.25%, 8/15/00...................        3,086
   5,000    Western Banktrust REIT, 7.88%,
              2/15/04..........................        5,056
                                                 -----------
                                                      52,336
                                                 -----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
 Telecommunications (0.6%):
 $   250    AT&T Corp., 8.63%, 12/31/01........  $       280
     400    GTE Corp., 7.90%, 2/1/27...........          445
     400    MCI Communications Corp., 8.25%,
              1/20/23..........................          442
     500    New York Telephone, 6.13%,
              1/15/10..........................          524
     270    United Telephones of Florida,
              8.38%, 1/15/25...................          328
   4,000    Worldcom, Inc., 6.13%, 8/15/01.....        4,064
                                                 -----------
                                                       6,083
                                                 -----------
Transportation & Shipping (1.1%):
   5,000    Enterprise Rent-A-Car, 6.38%,
              5/15/03..........................        5,013
   5,000    Union Pacific Corp., 9.63%,
              12/15/02.........................        5,593
                                                 -----------
                                                      10,606
                                                 -----------
Utilities (0.9%):
   7,000    NRG Energy Corp., 7.63%, 2/1/06....        7,341
   1,873    Salton Sea Funding Corp., 6.69%,
              5/30/00..........................        1,908
                                                 -----------
                                                       9,249
                                                 -----------
Yankee & Eurodollar (1.7%):
   4,250    Ras Laffan Gas, 7.63%, 9/15/06,
              144A.............................        3,889
   5,000    Scotland International Finance,
              8.80%, 1/27/04, 144A.............        5,675
   4,000    Scotland International Finance,
              8.85%, 11/1/06, 144A.............        4,760
   2,350    Yanacocha, 8.40%, 6/15/04..........        2,294
                                                 -----------
  Total Corporate Bonds                               16,618
                                                 -----------
                                                     323,355
                                                 -----------
EQUIPMENT TRUST CERTIFICATES (2.3%):
   4,803    Federal Express, Series A-1, 7.85%,
              1/30/15..........................        5,182
  10,818    Northwest Air Trust, Series 2,
              Class A, 9.25%, 12/21/12.........       12,265
   4,508    Northwest Air Trust, Series B,
              10.23%, 12/21/12.................        5,342
                                                 -----------
  Total Equipment Trust Certificates                  22,789
                                                 -----------
OTHER MORTGAGED BACKED SECURITIES (0.4%):
   2,216    BHN, Series 1997-1, Class A2,
              7.92%, 7/25/09...................        1,817
   2,502    BHN, Series 1997-2, Class A2,
              7.54%, 5/31/17...................        1,877
                                                 -----------
  Total Other Mortgaged Backed Securities              3,694
                                                 -----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
PRIVATE PLACEMENT (1.1%):
Industrial Goods & Services (1.1%):
 $ 5,000    Avon Products Inc., 6.25%,
              5/1/03...........................  $     5,131
   6,000    Case Corporation, 6.25%, 12/1/03...        5,963
                                                 -----------
  Total Private Placement                             11,094
                                                 -----------
U.S. GOVERNMENT AGENCY MORTGAGES (25.2%):
Federal Home Loan Mortgage Corp. (15.1%):
   5,000    7.13%, 7/21/99.....................        5,059
  18,000    0.00%, 8/15/02 (b).................       15,116
   3,238    7.00%, 6/1/09, Pool #E00313........        3,321
   5,531    7.50%, 5/1/11, Pool #E00438........        5,709
   5,887    7.00%, 5/1/11, Pool #E00434........        6,038
   5,320    7.00%, 6/1/11, Pool #E64220........        5,456
  34,500    6.50%, 1/14/14.....................       35,039
  13,318    6.00%, 6/15/23.....................       13,437
   4,332    6.25%, 11/25/23....................        4,389
   8,789    6.50%, 1/1/24, Gold Pool #C80091...        8,910
     796    7.50%, 6/1/24, Pool #C80161........          821
  12,045    7.00%, 9/1/24, Pool #G00271........       12,346
   4,284    7.50%, 10/1/24, Pool #C80245.......        4,419
   7,154    7.00%, 11/1/24, Pool #G00278.......        7,333
     320    7.50%, 2/1/27, Pool #00496.........          329
     274    7.50%, 2/1/27, Pool #78499.........          282
  10,409    8.00%, 8/1/27, Gold Pool #G00747...       10,786
     330    7.00%, 2/1/28, Pool #086005........          337
  10,000    6.00%, 11/15/28....................        9,734
                                                 -----------
                                                     148,861
                                                 -----------
Federal National Mortgage Assoc. (6.0%):
  10,000    5.63%, 3/15/01.....................       10,163
   4,637    7.00%, 4/1/03, Pool #303865........        4,738
   9,384    6.50%, 5/1/13, Pool #251700........        9,525
  15,000    6.00%, 1/1/14......................       15,052
   2,000    8.20%, 3/10/16 (b).................        2,551
   6,422    7.50%, 9/1/25, Pool #324179........        6,625
     273    7.50%, 10/1/26, Pool #365997.......          281
     336    7.50%, 2/1/27, Pool #250854........          346
     389    7.00%, 2/1/28, Pool #251569........          397
   9,539    6.50%, 4/1/28, Pool #420165........        9,616
                                                 -----------
                                                      59,294
                                                 -----------
Government National Mortgage Assoc. (4.1%):
   2,068    9.00%, 11/15/24, Pool #780029......        2,236
   5,986    7.50%, 7/15/26, Pool #430999.......        6,197
     375    7.75%, 2/15/27, Pool #438633.......          389
     357    7.50%, 2/15/27, Pool #442422.......          370
     300    8.00%, 3/20/27.....................          311
   3,137    8.00%, 6/20/27, Pool #2445.........        3,252
   6,856    7.50%, 7/20/27, Pool #2457.........        7,060

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   395    7.00%, 11/15/27, Pool #460982......  $       405
   9,754    6.50%, 2/15/28, Pool #460759.......        9,860
   9,989    6.00%, 11/15/28, Pool #486678......        9,910
                                                 -----------
                                                      39,990
                                                 -----------
  Total U.S. Government Agency Mortgages             248,145
                                                 -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.5%):
Government Trust Certificate (0.2%):
   1,499    Israel, 9.40%, 5/15/02.............        1,557
                                                 -----------
Tennessee Valley Authority (0.3%):
   3,200    8.63%, 11/15/29....................        3,472
                                                 -----------
  Total U.S. Government Agency Securities              5,029
                                                 -----------
U.S. TREASURY OBLIGATIONS (29.1%):
U.S. Treasury Bonds (12.8%):
   2,250    13.38%, 8/15/01 (b)................        2,731
   9,600    11.88%, 11/15/03 (b)...............       12,537
  33,500    10.75%, 8/15/05....................       44,700
  14,000    9.00%, 11/15/18....................       20,115
  11,250    8.13%, 8/15/21 (b).................       15,243
   7,125    8.00%, 11/15/21 (b)................        9,529
  17,600    7.13%, 2/15/23 (b).................       21,665
                                                 -----------
                                                     126,520
                                                 -----------
U.S. Treasury Notes (13.2%):
  16,000    6.63%, 6/30/01 (b).................       16,754
  20,000    6.25%, 6/30/02 (b).................       21,006
  46,500    6.25%, 2/15/03 (b).................       49,164
  10,500    7.88%, 11/15/04....................       12,167
  14,000    6.25%, 2/15/07 (b).................       15,399
  14,000    6.63%, 5/15/07 (b).................       15,783
                                                 -----------
                                                     130,273
                                                 -----------
U.S. Treasury STRIPS (3.1%):
  10,000    4/15/19............................        3,104
  85,000    10/15/19...........................       25,629
   5,000    10/15/19...........................        1,508
                                                 -----------
                                                      30,241
                                                 -----------
  Total U.S. Treasury Obligations                    287,034
                                                 -----------
INVESTMENT COMPANIES (1.7%):
  16,346    One Group Prime Money Market Fund,
              Class I..........................       16,346
                                                 -----------
  Total Investment Companies                          16,346
                                                 -----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION             VALUE
---------   -----------------------------------  -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (21.7%):
Investment Companies (1.4%):
 $ 5,650    AIM Liquid Asset Money Market
              Fund.............................  $     5,650
   8,476    AIM Prime Money Market Fund........        8,476
                                                 -----------
                                                      14,126
                                                 -----------
Master Notes (2.5%):
   8,475    Bear Stearns Mortgage Capital,
              5.77%, 1/4/99*...................        8,475
   8,475    Merrill Lynch, 5.75%, 1/4/99*......        8,476
   7,628    NationsBanc Capital Markets, 5.70%,
              1/4/99*..........................        7,628
                                                 -----------
                                                      24,579
                                                 -----------
Put Bonds (1.4%):
   5,650    GMAC, 5.10%, 11/10/99*.............        5,659
   8,475    Greenwich Capital, 6.08%,
              12/13/99*........................        8,475
                                                 -----------
                                                      14,134
                                                 -----------
Repurchase Agreements (16.4%):
  14,126    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $13,027
              various Corporate Bonds,
              5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $15,496).........................       14,126
  98,878    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $95,648
              various Corporate Bonds,
              0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $103,824)........................       98,878
   5,516    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $5,793 Racers
              Asset Backed Bonds, 5.78%,
              6/7/99, market value $5,793).....        5,516
  42,377    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $40,902
              various Corporate Bonds,
              6.15% - 9.45%, 11/1/99-5/1/27,
              market value $44,497)............       42,377
                                                 -----------
                                                     160,897
                                                 -----------
  Total Short-Term Securities Held as
    Collateral                                       213,736
                                                 -----------
Total (Cost $1,195,056)(a)                       $ 1,240,563
                                                 ===========

------------
Percentages indicated are based on net assets of $985,387.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

Unrealized appreciation......................    $ 49,442
Unrealized depreciation......................      (3,935)
                                                 --------
Net unrealized appreciation..................    $ 45,507
                                                 ========

(b) A portion of this security was loaned as of December 31, 1998.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

REIT          Real Estate Investment Trust

See notes to financial statements.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY (30.9%):
 Federal Farm Credit Bank (8.9%):
 $ 3,000    5.90%, 10/21/05.......................  $  2,993
   7,000    7.16%, 5/15/06........................     7,802
   3,100    7.60%, 7/24/06........................     3,547
   2,000    5.87%, 9/2/08.........................     2,078
   2,000    5.93%, 7/6/10.........................     2,099
                                                    --------
                                                      18,519
                                                    --------
Federal Home Loan Bank (11.0%):
   1,000    7.01%, 4/15/02........................     1,005
   6,840    5.79%, 12/1/03........................     6,777
   5,000    5.51%, 12/29/03.......................     4,972
   5,000    7.50%, 4/26/04........................     5,034
   5,000    5.89%, 7/7/08.........................     5,197
                                                    --------
                                                      22,985
                                                    --------
Other U.S. Agencies (11.0%):
   4,000    Student Loan Marketing Association,
              7.20%, 11/9/00......................     4,161
   5,500    Student Loan Marketing Association,
              5.88%, 2/6/01.......................     5,503

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY, CONTINUED:
Other U.S. Agencies, continued:
 $ 3,000    Student Loan Marketing Association,
              7.00%, 12/2/02......................  $  3,209
  10,000    Tennessee Valley Authority, 6.13%,
              7/15/03.............................    10,225
                                                    --------
                                                      23,098
                                                    --------
  Total U.S. Government Agency                        64,602
                                                    ========
U.S. TREASURY OBLIGATIONS (66.8%):
U.S. Treasury Inflation Protected Bonds (3.8%):
   8,280    3.38%, 1/15/07........................     8,014
                                                    --------
U.S. Treasury Notes (63.0%):
  10,000    7.75%, 11/30/99.......................    10,275
  24,500    6.63%, 6/30/01........................    25,654
  35,000    6.25%, 2/28/02........................    36,621
  10,000    7.88%, 11/15/04.......................    11,587
   2,000    6.88%, 5/15/06........................     2,267
  15,000    7.63%, 2/15/07........................    16,279
  20,000    12.75%, 11/15/10......................    29,126
                                                    --------
                                                     131,809
                                                    --------
  Total U.S. Treasury Obligations                    139,823
                                                    ========
INVESTMENT COMPANIES (1.9%):
   3,922    The One Group Treasury Only Money
              Market Fund.........................     3,922
                                                    --------
  Total Investment Companies                           3,922
                                                    ========
Total (Cost $204,543) (a)                           $208,347
                                                    ========

------------

Percentages indicated are based on net assets of $209,135.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $4,254
Unrealized depreciation......................      (450)
                                                 ------
Net unrealized appreciation..................    $3,804
                                                 ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMERCIAL PAPER (3.7%):
Financial Services (3.7%):
 $ 1,000    Prudential Funding, 6.01%, 1/4/99.....  $  1,000
                                                    --------
Total Commercial Paper............................     1,000
                                                    --------
CONVERTIBLE BONDS (1.8%):
Publishing (1.8%):
     500    The Learning Company, 5.50%, 11/1/00,
              Convertible to 18.8679 Shares of
              Softkey Intl. Per 1,000 Shares
              Owned...............................       496
                                                    --------
  Total Convertible Bonds                                496
                                                    --------
CORPORATE BONDS (89.8%):
Air Transport (0.7%):
     200    Offshore Logistics, Inc., 7.88%,
              1/15/08.............................       191
                                                    --------
Automotive (1.9%):
     500    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07......................       521
                                                    --------
Beverages & Tobacco (1.8%):
     500    Cott Corp., 9.38%, 7/1/05.............       493
                                                    --------
Broadcast Radio & TV (15.6%):
     500    Ackerly Group, Inc., 9.00%, 1/15/09
              (c).................................       510
     500    Avalon Cable Of Michigan, 9.38%,
              12/1/08 (c).........................       514
     500    Citadel Broadcasting, 9.25%, 11/15/08
              (c).................................       524
     500    Cumulus Media, Inc., 10.38%, 7/1/08...       532
     250    Granite Broadcasting, 10.38%,
              5/15/05.............................       254
     500    Lin Television Corp., 8.38%, 3/1/08...       503
     500    Mediacom LLC, 8.50%, 4/15/08..........       514
     500    Spanish Broadcasting Systems, 12.50%,
              6/15/02.............................       542
     250    Young Broadcasting, 10.13%, 2/15/05...       264
                                                    --------
                                                       4,157
                                                    --------
Building & Development (5.6%):
     500    Fedders North America, 9.38%,
              8/15/07.............................       506
     500    Omega Cabinets, 10.50%, 6/15/07.......       493
     500    Williams Scotsman, Inc., 9.88%,
              6/1/07..............................       516
                                                    --------
                                                       1,515
                                                    --------
Business Equipment & Services (2.5%):
     100    Iron Mountain, Inc., 10.13%,
              10/1/06.............................       108
     500    Pierce Leahy, 11.13%, 7/15/06.........       555
                                                    --------
                                                         663
                                                    --------
Chemicals/Plastics (2.0%):
     500    ISP Holdings, Inc., 9.00%, 10/15/03...       529
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Clothing/Textiles (2.0%):
 $   500    Coyne International Enterprises,
              11.25%, 6/1/08 (c)..................  $    493
      35    Delta Mills, Inc., 9.63%, 9/1/07......        34
                                                    --------
                                                         527
                                                    --------
Drugs (1.8%):
     500    NBTY, Inc., 8.63%, 9/15/07............       490
                                                    --------
Ecological Services & Equipment (3.8%):
     500    Allied Waste of North America, 7.88%,
              1/1/09 (c)..........................       509
     500    Marsulex, Inc., 9.63%, 7/1/08.........       514
                                                    --------
                                                       1,023
                                                    --------
Electronics/Electric (2.8%):
     250    Communication Instruments, 10.00%,
              9/15/04.............................       242
     500    Wesco Distribution, Inc, 9.13%,
              6/1/08..............................       502
                                                    --------
                                                         744
                                                    --------
Food Service (5.5%):
     500    Apple South, Inc., 9.75%, 6/1/06......       475
     500    Domino's, Inc., 10.38%, 1/15/09 (c)...       504
     250    Fresh Foods, Inc., 10.75%, 6/1/06.....       236
     250    Host Mar Travel Plaza, 9.50%,
              5/15/05.............................       257
                                                    --------
                                                       1,472
                                                    --------
Forest Products (0.7%):
     250    Millar Western, 9.88%, 5/15/08........       189
                                                    --------
Health Care (7.1%):
     250    Fisher Scientific International, Inc.,
              9.00%, 2/1/08 (c)...................       251
     250    Fisher Scientific International, Inc.,
              9.00%, 2/1/08.......................       251
     500    Healthsouth Corp., 3.25%, 4/1/03......       428
     500    Quorum Health, 8.75%, 11/1/05.........       480
     500    Rose Hill Co., 9.50%, 11/15/04........       488
                                                    --------
                                                       1,898
                                                    --------
Hotels/Motels/Inns & Casinos (5.0%):
     500    Harrahs Operating Company, Inc.,
              7.88%, 12/15/05.....................       506
     250    HMH Properties, Inc., 7.88%, 8/1/08...       243
     250    Prime Hospitality, 9.25%, 1/15/06.....       261
     125    Prime Hospitality, 9.75%, 4/1/07......       128
     200    Station Casinos, 9.63%, 6/1/03........       208
                                                    --------
                                                       1,346
                                                    --------
Industrial Equipment (6.9%):
     250    Anchor Lamina, Inc., 9.88%, 2/1/08....       226
     500    Columbus McKinnon Corp., 8.50%,
              4/1/08..............................       473

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
 $   250    Indesco International, 9.75%,
              4/15/08.............................  $    236
     500    International Knife & Saw, 11.38%,
              11/15/06............................       515
     155    Jackson Products, Inc., 9.50%,
              4/15/05.............................       153
     250    Portola Packaging, Inc., 10.75%,
              10/1/05.............................       256
                                                    --------
                                                       1,859
                                                    --------
Leisure (1.9%):
     500    Imax Corp., 7.88%, 12/1/05............       508
                                                    --------
Oil & Gas (0.9%):
     250    Transamerican Refining Corp., 15.00%,
              12/1/03 (c).........................       241
                                                    --------
Publishing (5.0%):
     500    Hollinger International Publishing,
              8.63%, 3/15/05......................       529
     500    Perry-Judd, 10.63%, 12/15/07..........       528
     250    Sun Media, 9.50%, 2/15/07.............       279
                                                    --------
                                                       1,336
                                                    --------
Retailers (Other than Food & Drug) (2.2%):
     200    K-Mart Corp., 13.50%, 1/1/09..........       202
     400    Travelcenters of America, 10.25%,
              4/1/07..............................       398
                                                    --------
                                                         600
                                                    --------
Steel (1.9%):
     500    Armco, Inc., 9.38%, 11/1/00...........       511
                                                    --------
Surface Transport (0.6%):
     150    Newport News Shipbuilding, 9.25%,
              12/1/06.............................       159
                                                    --------
Telecommunications/Mobile, Cellular (11.6%):
     250    Arch Communications, Inc., 12.75%,
              7/1/07 (c)..........................       251
     250    Dobson/Sygnet, 12.25%, 12/15/08 (c)...       256

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
 $   125    Facilicom International, 10.50%,
              1/15/08.............................  $    101
     500    GCI, Inc., 9.75%, 8/1/07..............       498
     500    Metrocall, Inc., 10.38%, 10/1/07......       493
     500    Price Communication Wire, 9.13%,
              12/15/06 (c)........................       507
     500    Rogers Communications, 8.88%,
              7/15/07.............................       517
     500    Rural Cellular, 9.63%, 5/15/08........       503
                                                    --------
                                                       3,126
                                                    --------
  Total Corporate Bonds                               24,098
                                                    --------
Preferred Stocks (0.0%):
Oil & Gas (0.0%):
      10    Transamerican Refining Corp.,
              Participating Preferred @ 6.00%
              (c).................................         8
       5    Transamerican Refining Corp., Class B
              (b)(c)..............................         0
       3    Transamerican Refining Corp., Class C
              (b)(c)..............................         0
       7    Transamerican Refining Corp., Class D
              (b)(c)..............................         0
      15    Transamerican Refining Corp., Class E
              (c).................................         1
                                                    --------
  Total Preferred Stocks                                   9
                                                    --------
INVESTMENT COMPANIES (5.4%):
   1,449    One Group Prime Money Market Fund,
              Class I.............................     1,449
                                                    --------
  Total Investment Companies                           1,449
                                                    --------
Total (Cost $27,027) (a)                            $ 27,052
                                                    ========

------------

Percentages indicated are based on net assets of $26,873.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    182
                   Unrealized depreciation......................      (157)
                                                                  --------
                   Net unrealized appreciation..................  $     25
                                                                  ========

(b) Market value of less than $1,000.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $4,569 or 17.0% of net assets.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                     LIMITED
                                     ULTRA SHORT-   VOLATILITY   INTERMEDIATE   GOVERNMENT     INCOME     TREASURY &   HIGH YIELD
                                     TERM INCOME       BOND          BOND          BOND         BOND        AGENCY        BOND
                                         FUND          FUND          FUND          FUND         FUND         FUND         FUND
                                     ------------   ----------   ------------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value..............    $242,350      $637,041      $839,580     $1,123,112   $1,079,666    $208,347     $27,052
Repurchase agreements, at cost.....          --        46,166        77,699        40,426       160,897          --          --
                                       --------      --------      --------     ----------   ----------    --------     -------
Total (cost $242,408; $672,359;
 $903,198; $1,122,541; $1,195,056;
 $204,543; $27,027 respectively)...     242,350       683,207       917,279     1,163,538     1,240,563     208,347      27,052
Cash...............................          --            25            42            --            86          --          --
Interest and dividends
 receivable........................       1,371         6,845         7,216         8,852        14,524       3,069         507
Receivable for capital shares
 issued............................       1,178            11         1,956           532             1       1,418          --
Receivable from brokers for
 investments sold..................         376           100            95            25            --          --          --
Net receivable for variation margin
 on futures contracts..............           2            --            --            --            --          --          --
Prepaid expenses and other
 assets............................           2             6             7            11             9           2          34
                                       --------      --------      --------     ----------   ----------    --------     -------
TOTAL ASSETS.......................     245,279       690,194       926,595     1,172,958     1,255,183     212,836      27,593
                                       --------      --------      --------     ----------   ----------    --------     -------
LIABILITIES:
Dividends payable..................       1,116         2,917         3,970         5,165         5,023         936         155
Payable for capital shares
 redeemed..........................           2             4            36            11            10       2,628          --
Payable to brokers for investments
 purchased.........................          --        10,669        19,368        40,775        50,199          --         556
Payable for return of collateral
 received for securities on loan...          --        61,364       103,276        40,426       213,863          --          --
Net payable for variation margin on
 futures contracts.................          --            --            --            13            --          --          --
Accrued expenses and other
 payables:
 Investment advisory fees..........          45           167           241           415           340          35           5
 Administration fees...............          --            89           112           122           141          13           4
 12b-1 fees........................           8             6            37            38            18          42          --
 Other.............................          56           131           147           219           202          47          --
                                       --------      --------      --------     ----------   ----------    --------     -------
TOTAL LIABILITIES..................       1,227        75,347       127,187        87,184       269,796       3,701         720
                                       --------      --------      --------     ----------   ----------    --------     -------
NET ASSETS:
Capital............................     248,878       616,232       785,965     1,052,722     1,012,516     204,952      26,854
Undistributed (distributions in
 excess) of net investment
 income............................        (301)         (194)           76          (100)          297          --          --
Accumulated undistributed net
 realized gains (losses) from
 investment and futures
 transactions......................      (4,460)      (12,039)         (714)       (7,792)      (72,933)        379          (6)
Net unrealized appreciation
 (depreciation) from investments
 and futures.......................         (65)       10,848        14,081        40,944        45,507       3,804          25
                                       --------      --------      --------     ----------   ----------    --------     -------
NET ASSETS.........................    $244,052      $614,847      $799,408     $1,085,774   $  985,387    $209,135     $26,873
                                       ========      ========      ========     ==========   ==========    ========     =======
NET ASSETS:
 Class I...........................    $215,755      $593,448      $709,733     $1,007,651   $  949,210    $ 91,693     $26,650
 Class A...........................      23,031        16,226        56,391        37,582        18,970      72,418         211
 Class B...........................       5,266         5,173        27,205        40,541        17,207      45,024          12
 Class C...........................          --            --         6,079            --            --          --          --
                                       --------      --------      --------     ----------   ----------    --------     -------
Total..............................    $244,052      $614,847      $799,408     $1,085,774   $  985,387    $209,135     $26,873
                                       ========      ========      ========     ==========   ==========    ========     =======
OUTSTANDING UNITS OF BENEFICIAL
 INTEREST (SHARES):
 Class I...........................      21,936        56,198        69,760        98,600       100,258       8,994       2,658
 Class A...........................       2,343         1,536         5,528         3,677         2,005       7,101          21
 Class B...........................         539           487         2,672         3,965         1,804       4,418           1
 Class C...........................          --            --           596            --            --          --          --
                                       --------      --------      --------     ----------   ----------    --------     -------
Total..............................  24,818....        58,221        78,556       106,242       104,067      20,513       2,680
                                       ========      ========      ========     ==========   ==========    ========     =======
NET ASSET VALUE
 Class I Offering and redemption
   price per share.................    $   9.84      $  10.56      $  10.17     $   10.22    $     9.47    $  10.19     $ 10.03
                                       ========      ========      ========     ==========   ==========    ========     =======
 Class A Redemption price per
   share...........................    $   9.83      $  10.55      $  10.20     $   10.22    $     9.46    $  10.20     $ 10.02
                                       ========      ========      ========     ==========   ==========    ========     =======
     Maximum sales charge..........        3.00%         3.00%         4.50%         4.50%         4.50%       3.00%       4.50%
                                       ========      ========      ========     ==========   ==========    ========     =======
     Maximum offering price per
       share (100%/(100% -- maximum
       sales charge) of net asset
       value adjusted to nearest
       cent).......................    $  10.13      $  10.88      $  10.68     $   10.70    $     9.91    $  10.52     $ 10.49
                                       ========      ========      ========     ==========   ==========    ========     =======
 Class B Offering price per share
   (a).............................    $   9.78      $  10.63      $  10.17     $   10.22    $     9.55    $  10.19     $ 10.02
                                       ========      ========      ========     ==========   ==========    ========     =======
 Class C Offering price per share
   (a).............................    $     --      $     --      $  10.20     $      --    $       --    $     --     $    --
                                       ========      ========      ========     ==========   ==========    ========     =======

---------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                     LIMITED
                                     ULTRA SHORT-   VOLATILITY   INTERMEDIATE   GOVERNMENT     INCOME     TREASURY &   HIGH YIELD
                                     TERM INCOME       BOND          BOND          BOND         BOND        AGENCY        BOND
                                         FUND          FUND          FUND          FUND         FUND         FUND       FUND(A)
                                     ------------   ----------   ------------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:
Interest income....................    $  7,040      $ 19,175      $ 25,417     $  33,244    $   32,632    $  5,131     $   221
Dividend income....................          16            55            54             8            31          96           4
Income from securities lending.....          --           116           115            91           260           4          --
                                       --------      --------      --------     ----------   ----------    --------     -------
Total Income.......................       7,056        19,346        25,586        33,343        32,923       5,231         225
                                       --------      --------      --------     ----------   ----------    --------     -------
EXPENSES:
Investment advisory fees...........         645         1,859         2,332         2,367         2,934         355          22
Administration fees................         191           505           633           856           796         145           5
12b-1 fees (Class A)...............          40            28            88            62            31          99          --
12b-1 fees (Class B)...............          27            25           119           152            84         133          --
12b-1 fees (Class C)...............          --            --            16            --            --          --          --
Custodian and accounting fees......          19            35            56            60            43           7           5
Legal and audit fees...............           5            10            12            14            14           5           3
Organization costs.................          --            --            --            --            --           1          --
Trustees' fees and expenses........           2             4             5             6             7           1          --
Transfer agent fees................          26            44            57            61            50          24           2
Registration and filing fees.......          34            29            69            38            52          32           6
Printing costs.....................           6            15            18            23            23           4          --
Other..............................           2             6             6             7             8           2          --
                                       --------      --------      --------     ----------   ----------    --------     -------
Total expenses before waivers               997         2,560         3,411         3,646         4,042         808          43
Less waivers.......................        (595)         (882)         (971)         (205)         (971)       (322)        (15)
                                       --------      --------      --------     ----------   ----------    --------     -------
Net Expenses.......................         402         1,678         2,440         3,441         3,071         486          28
                                       --------      --------      --------     ----------   ----------    --------     -------
Net Investment Income..............       6,654        17,668        23,146        29,902        29,852       4,745         197
                                       --------      --------      --------     ----------   ----------    --------     -------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS AND FUTURES:
Net realized gains (losses) from
 investment and futures
 transactions......................        (336)        1,620         4,107         6,747        (4,631)      1,700          (6)
Net change in unrealized
 appreciation (depreciation) from
 investments and futures...........        (793)        1,448            72         4,408          (287)        948          25
                                       --------      --------      --------     ----------   ----------    --------     -------
Net realized/unrealized gains
 (losses) from investments and
 futures...........................      (1,129)        3,068         4,179        11,155        (4,918)      2,648          19
                                       --------      --------      --------     ----------   ----------    --------     -------
Change in net assets resulting from
 operations........................    $  5,525      $ 20,736      $ 27,325     $  41,057    $   24,934    $  7,393     $   216
                                       ========      ========      ========     ==========   ==========    ========     =======

---------------

(a) Period from commencement of operations on November 13, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                   ULTRA SHORT-TERM         LIMITED VOLATILITY
                                                      INCOME FUND                BOND FUND          INTERMEDIATE BOND FUND
                                                -----------------------   -----------------------   -----------------------
                                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                    1998         1998         1998         1998         1998         1998
                                                ------------   --------   ------------   --------   ------------   --------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)................    $  6,654     $ 11,971     $ 17,668     $ 35,814     $ 23,146     $ 41,724
  Net realized gains (losses) from investment
    and futures transactions..................        (336)        (446)       1,620       (2,526)       4,107          467
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures...................................        (793)         200        1,448        4,699           72       11,026
                                                  --------     --------     --------     --------     --------     --------
Change in net assets resulting from
  operations..................................       5,525       11,725       20,736       37,987       27,325       53,217
                                                  --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..................      (5,796)      (9,591)     (17,101)     (34,511)     (21,029)     (38,981)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..................        (618)      (2,049)        (441)      (1,040)      (1,431)      (1,927)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..................        (130)        (177)        (126)        (263)        (607)        (802)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..................          --           --           --           --          (79)         (14)
                                                  --------     --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions...............................      (6,544)     (11,817)     (17,668)     (35,814)     (23,146)     (41,724)
                                                  --------     --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................      64,140      210,232       47,815      120,557      111,175      244,229
  Proceeds from shares issued in conversion...          --        1,303           --       41,843           --       55,814
  Dividends reinvested........................         660        1,953          831        2,149        1,983        3,150
  Cost of shares redeemed.....................     (37,140)    (142,859)     (49,969)    (142,574)     (64,088)    (119,865)
                                                  --------     --------     --------     --------     --------     --------
Change in net assets from share
  transactions................................      27,660       70,629       (1,323)      21,975       49,070      183,328
                                                  --------     --------     --------     --------     --------     --------
Change in net assets..........................      26,641       70,537        1,745       24,148       53,249      194,821
NET ASSETS:
  Beginning of period.........................     217,411      146,874      613,102      588,954      746,159      551,338
                                                  --------     --------     --------     --------     --------     --------
  End of period...............................    $244,052     $217,411     $614,847     $613,102     $799,408     $746,159
                                                  ========     ========     ========     ========     ========     ========
SHARE TRANSACTIONS:
  Issued......................................       6,496       21,267        4,522       11,459       10,916       24,230
  Issued in conversion........................          --          132           --        3,970           --        5,521
  Reinvested..................................          67          198           77          204          194          312
  Redeemed....................................      (3,767)     (14,453)      (4,725)     (13,545)      (6,297)     (11,889)
                                                  --------     --------     --------     --------     --------     --------
Change in shares..............................       2,796        7,144         (126)       2,088        4,813       18,174
                                                  ========     ========     ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                      GOVERNMENT                  INCOME               TREASURY & AGENCY
                                                       BOND FUND                 BOND FUND                   FUND
                                                -----------------------   -----------------------   -----------------------
                                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                    1998         1998         1998         1998         1998         1998
                                                ------------   --------   ------------   --------   ------------   --------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)................   $   29,902    $ 50,777     $ 29,852     $ 56,772     $  4,745     $  7,103
  Net realized gains (losses) from investment
    and futures transactions..................        6,747       6,626       (4,631)     (13,587)       1,700          430
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures...................................        4,408      27,673         (287)      21,151          948        1,288
                                                 ----------    --------     --------     --------     --------     --------
Change in net assets resulting from
  operations..................................       41,057      85,076       24,934       64,336        7,393        8,821
                                                 ----------    --------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..................      (28,206)    (48,072)     (28,904)     (55,018)      (2,633)      (6,265)
  From net realized gains from investment
    transactions..............................           --          --           --           --         (654)        (474)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..................         (968)     (1,922)        (512)        (951)      (1,488)        (626)
  From net realized gains from investment
    transactions..............................           --          --           --           --         (484)         (32)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..................         (728)       (783)        (435)        (803)        (624)        (212)
  From net realized gains from investment
    transactions..............................           --          --           --           --         (273)         (12)
                                                 ----------    --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions...............................      (29,902)    (50,777)     (29,851)     (56,772)      (6,156)      (7,621)
                                                 ----------    --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................      121,434     252,076      109,790      296,548       84,011       54,786
  Proceeds from shares issued in
    acquisition...............................      144,002          --       16,989           --           --           --
  Proceeds from shares issued in conversion...           --      26,687           --           --           --           --
  Dividends reinvested........................        1,338       2,675        1,130        2,610        2,381          897
  Cost of shares redeemed.....................      (96,142)   (182,629)     (66,117)    (134,162)     (21,263)     (24,372)
                                                 ----------    --------     --------     --------     --------     --------
Change in net assets from share
  transactions................................      170,632      98,809       61,792      164,996       65,129       31,311
                                                 ----------    --------     --------     --------     --------     --------
Change in net assets..........................      181,787     133,108       56,875      172,560       66,366       32,511
NET ASSETS:
  Beginning of period.........................      903,987     770,879      928,512      755,952      142,769      110,258
                                                 ----------    --------     --------     --------     --------     --------
  End of period...............................   $1,085,774    $903,987     $985,387     $928,512     $209,135     $142,769
                                                 ==========    ========     ========     ========     ========     ========
SHARE TRANSACTIONS:
  Issued......................................       11,841      25,308       11,514       31,146        8,206        5,441
  Issued in acquisition.......................       14,230          --        1,784           --           --           --
  Issued in conversion........................           --       2,663           --           --           --           --
  Reinvested..................................          132         268          118          274          233           89
  Redeemed....................................       (9,416)    (18,328)      (6,937)     (14,088)      (2,079)      (2,418)
                                                 ----------    --------     --------     --------     --------     --------
Change in shares..............................       16,787       9,911        6,479       17,332        6,360        3,112
                                                 ==========    ========     ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               HIGH YIELD
                                                               BOND FUND
                                                              ------------
                                                              NOVEMBER 13,
                                                                1998 TO
                                                              DECEMBER 31,
                                                                1998(a)
                                                              ------------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income (loss)...........................    $    197
     Net realized gains (losses) from investment and futures
      transactions..........................................          (6)
     Net change in unrealized appreciation (depreciation)
      from investments and futures..........................          25
                                                                --------
Change in net assets resulting from operations..............         216
                                                                --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income................................        (197)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................          --(b)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income................................          --(b)
                                                                --------
Change in net assets from shareholder distributions.........        (197)
                                                                --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      26,854
                                                                --------
Change in net assets from share transactions................      26,854
                                                                --------
Change in net assets........................................      26,873
NET ASSETS:
Net Assets:
  Beginning of period.......................................          --
                                                                --------
  End of period.............................................    $ 26,873
                                                                ========
SHARE TRANSACTIONS:
  Issued....................................................       2,680
                                                                --------
Change in shares............................................       2,680
                                                                ========

------------
(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)

                                                              INTERMEDIATE     INCOME
                                                               BOND FUND      BOND FUND
                                                              ------------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Total Net Investment Income (loss).....................  $    23,146    $    29,852
Adjustments to reconcile net investment income to net cash
  provided (used) by operating activities:
  Purchases of investments..................................   (2,905,457)    (2,041,788)
  Proceeds from disposition of investment securities........    2,858,257      1,983,778
  Decrease (increase) in investments purchased with cash
     collateral from securities lending.....................       19,584        (64,927)
  Decrease (increase) in dividends and interest
     receivable.............................................          406         (2,810)
  Increase (decrease) in payable for return of collateral
     received from securities lending.......................      (19,584)        64,927
  Increase (decrease) in accrued expenses...................           85             92
  Net amortization/accretion from investments...............         (890)          (451)
                                                              -----------    -----------
     Net cash provided (used) by operating activities.......      (24,453)       (31,327)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................      109,530        126,049
  Payment of shares redeemed................................      (64,063)       (66,172)
  Cash distributions paid...................................      (21,014)(a)     (28,550)(b)
                                                              -----------    -----------
     Net cash provided (used) by financing activities.......       24,453         31,327
Net increase (decrease) in cash.............................           --             --
CASH:
  Beginning balance.........................................           --             --
                                                              -----------    -----------
  Ending balance............................................  $        --    $        --
                                                              ===========    ===========

------------
(a) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,983.

(b) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,130.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Ultra Short-Term Income Fund            A high level of current income consistent with low
                                               volatility of principal by investing in a diversified
                                               portfolio of short-term investment grade securities.

      Limited Volatility Bond Fund            Current income consistent with the preservation of
                                               capital through investment in high and medium-grade
                                               fixed-income securities.

      Intermediate Bond Fund                  Current income consistent with the preservation of
                                               capital by investing in high and medium-grade
                                               fixed-income securities with intermediate maturities.

      Government Bond Fund                    A high level of current income with liquidity and safety
                                               of principal.

      Income Bond Fund                        A high level of current income by investing primarily in
                                               a diversified portfolio of high, medium and low grade
                                               debt securities.

      Treasury & Agency Fund                  A high level of current income by investing in U.S.
                                               Treasury and other U.S. Agency obligations with a
                                               primary, but not exclusive, focus on issues that produce
                                               income exempt from state income taxes.

      High Yield Bond Fund                    A high level of current income by investing primarily in
                                               a diversified portfolio of debt securities which are
                                               rated below investment grade or unrated. Capital
                                               appreciation is a second objective.

   On October 2, 1998, First Chicago NBD Corporation merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. The Pegasus Funds are proprietary funds of the merged company. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. On November 19, 1998 and January 12, 1999, respectively, the Boards of Trustees of the Trust and the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. The reorganization is intended to be ef-

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

   fected on a tax-free basis by exchanging the net assets of the following Pegasus funds for shares of the corresponding fund of The One Group:

          LIQUIDATING PEGASUS FUND                ONE GROUP FUND
          ------------------------                --------------
      Intermediate Bond                       Intermediate Bond
      Short Bond                              Limited Volatility Bond
      Multi Sector Bond                       Income Bond
      High Yield Bond                         High Yield Bond

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value Committee which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     WRITTEN OPTIONS

     The Funds (except for the Treasury & Agency Fund and the Limited Volatility Bond Fund) may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     RESTRICTED SECURITIES

     The High Yield Bond Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     December 31, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                        MARKET        MARKET         MARKET
                                                        VALUE          VALUE         VALUE
                                                       OF CASH      OF NON-CASH    OF LOANED
                                                      COLLATERAL    COLLATERAL     SECURITIES
                                                      ----------    -----------    ----------
   Limited Volatility Bond Fund.....................   $ 61,364       $76,525       $134,955
   Intermediate Bond Fund...........................    103,276        29,179        131,642
   Government Bond Fund.............................     40,426         5,826         46,044
   Income Bond Fund.................................    213,863        85,178        296,835

     The loaned securities were fully collateralized by cash, U.S. Government securities, and commercial paper as of December 31, 1998.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998, Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1998, no shareholders were in Class C of the Funds except for the Intermediate Bond Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1998 and June 30, 1998.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

                                                          ULTRA                    LIMITED
                                                 SHORT-TERM INCOME FUND     VOLATILITY BOND FUND     INTERMEDIATE BOND FUND
                                                 -----------------------   -----------------------   -----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                 DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                     1998         1998         1998         1998         1998         1998
                                                 ------------   --------   ------------   --------   ------------   --------
                                                 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..................   $  55,289     $185,046     $ 44,832     $116,789     $ 72,042     $201,043
  Proceeds from shares issued in conversion....          --       1,303            --      41,843            --       55,814
  Dividends reinvested.........................         118          28           425       1,189           206          963
  Cost of shares redeemed......................     (26,875)    (112,580)     (47,445)    (133,214)     (47,194)    (110,226)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from
    Class I Share transactions.................   $  28,532     $73,797      $ (2,188)    $26,607      $ 25,054     $147,594
                                                  =========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued..................   $   6,406     $22,649      $  2,327     $ 2,909      $ 23,690     $ 30,840
  Dividends reinvested.........................         443       1,798           295         722         1,247        1,554
  Cost of shares redeemed......................      (8,480)    (29,331)       (2,057)     (8,184)      (13,327)      (7,067)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from
    Class A Share transactions.................   $  (1,631)    $(4,884)     $    565     $(4,553)     $ 11,610     $ 25,327
                                                  =========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued..................   $   2,445     $ 2,537      $    656     $   859      $  9,749     $ 11,110
  Dividends reinvested.........................          99         127           111         238           471          622
  Cost of shares redeemed......................      (1,785)       (948)         (467)     (1,176)       (3,042)      (2,193)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from
    Class B Share transactions.................   $     759     $ 1,716      $    300     $   (79)     $  7,178     $  9,539
                                                  =========     ========     ========     ========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued..................                                                        $  5,694     $  1,236
  Dividends reinvested.........................                                                              59           11
  Cost of shares redeemed......................                                                            (525)        (379)
                                                                                                       --------     --------
  Change in net assets from
    Class C Share transactions.................                                                        $  5,228     $    868
                                                                                                       ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.......................................       5,598      18,717         4,239      11,101         7,083       19,955
  Issued in conversion.........................          --         132            --       3,970            --        5,521
  Reinvested...................................          12           3            40         113            20           95
  Redeemed.....................................      (2,727)    (11,387)       (4,486)    (12,655)       (4,639)     (10,935)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class I Shares.....................       2,883       7,465          (207)      2,529         2,464       14,636
                                                  =========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Issued.......................................         649       2,292           221         276         2,321        3,051
  Reinvested...................................          45         182            27          69           122          154
  Redeemed.....................................        (858)     (2,970)         (195)       (779)       (1,307)        (699)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class A Shares.....................        (164)       (496)           53        (434)        1,136        2,506
                                                  =========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Issued.......................................         249         258            62          82           957        1,102
  Reinvested...................................          10          13            10          22            46           62
  Redeemed.....................................        (182)        (96)          (44)       (111)         (300)        (218)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class B Shares.....................          77         175            28          (7)          703          946
                                                  =========     ========     ========     ========     ========     ========
CLASS C SHARES:
  Issued.......................................                                                             555          122
  Reinvested...................................                                                               6            1
  Redeemed.....................................                                                             (51)         (37)
                                                                                                       --------     --------
  Change in Class C Shares.....................                                                             510           86
                                                                                                       ========     ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

                                                  GOVERNMENT BOND FUND        INCOME BOND FUND       TREASURY & AGENCY FUND
                                                 -----------------------   -----------------------   -----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                 DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                     1998         1998         1998         1998         1998         1998
                                                 ------------   --------   ------------   --------   ------------   --------
                                                 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..................   $  91,130     $234,966     $101,273     $282,984     $  6,708     $  7,487
  Proceeds from shares issued in acquisition...     139,784                    14,341          --            --           --
  Proceeds from shares issued in conversion....          --      26,687            --          --            --           --
  Dividends reinvested.........................         148         720           406       1,242            61          373
  Cost of shares redeemed......................     (85,470)    (167,601)     (60,366)    (124,033)     (11,177)     (23,978)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from Class I Share
    transactions...............................   $ 145,592     $94,772      $ 55,654     $160,193     $ (4,408)    $(16,118)
                                                  =========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued..................   $   9,406     $ 6,410      $  5,876     $ 6,801      $ 42,908     $ 34,752
  Proceeds from shares issued in acquisition...       3,007          --         2,112          --            --           --
  Dividends reinvested.........................         660       1,363           385         770         1,720          417
  Cost of shares redeemed......................      (7,407)    (12,344)       (4,024)     (7,302)       (7,676)        (121)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from
    Class A Share transactions.................   $   5,666     $(4,571)     $  4,349     $   269      $ 36,952     $ 35,048
                                                  =========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued..................   $  20,898     $10,700      $  2,641     $ 6,763      $ 34,395     $ 12,547
  Proceeds from shares issued in acquisition...       1,211          --           536          --            --           --
  Dividends reinvested.........................         530         592           339         598           600          107
  Cost of shares redeemed......................      (3,265)     (2,684)       (1,727)     (2,827)       (2,410)        (273)
                                                  ---------     --------     --------     --------     --------     --------
  Change in net assets from
    Class B Share transactions.................   $  19,374     $ 8,608      $  1,789     $ 4,534      $ 32,585     $ 12,381
                                                  =========     ========     ========     ========     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.......................................       8,879      23,598        10,624      29,726           656          743
  Issued in acquisition........................      13,813          --         1,506          --            --           --
  Issued in conversion.........................          --       2,663            --          --            --           --
  Reinvested...................................          15          72            43         131             6           37
  Redeemed.....................................      (8,370)    (16,821)       (6,336)    (13,025)       (1,093)      (2,379)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class I Shares.....................      14,337       9,512         5,837      16,832          (431)      (1,599)
                                                  =========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Issued.......................................         919         640           615         715         4,193        3,452
  Issued in acquisition........................         297          --           222          --            --           --
  Reinvested...................................          65         137            40          81           168           41
  Redeemed.....................................        (726)     (1,238)         (422)       (768)         (750)         (12)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class A Shares.....................         555        (461)          455          28         3,611        3,481
                                                  =========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Issued.......................................       2,043       1,070           275         705         3,357        1,246
  Issued in acquisition........................         120          --            56          --            --           --
  Reinvested...................................          52          59            35          62            59           11
  Redeemed.....................................        (320)       (269)         (179)       (295)         (236)         (27)
                                                  ---------     --------     --------     --------     --------     --------
  Change in Class B Shares.....................       1,895         860           187         472         3,180        1,230
                                                  =========     ========     ========     ========     ========     ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

                                                               HIGH YIELD
                                                               BOND FUND
                                                              ------------
                                                              NOVEMBER 13,
                                                                1998 TO
                                                              DECEMBER 31,
                                                                1998(a)
                                                              ------------
                                                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 26,631
                                                                --------
  Change in net assets from
     Class I Share transactions.............................    $ 26,631
                                                                ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $    211
                                                                --------
  Change in net assets from Class A Share transactions......    $    211
                                                                ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $     12
                                                                --------
  Change in net assets from Class B Share transactions......    $     12
                                                                ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       2,658
                                                                --------
  Change in Class I Shares..................................       2,658
                                                                ========
CLASS A SHARES:
  Issued....................................................          21
                                                                --------
  Change in Class A Shares..................................          21
                                                                ========
CLASS B SHARES:
  Issued....................................................           1
                                                                --------
  Change in Class B Shares..................................           1
                                                                ========

------------

(a) Period from commencement of operations.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.75% of the High Yield Bond Fund, 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; 0.45% of the Government Bond Fund; and 0.40% of the Treasury & Agency Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the
   Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B Shares of the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C Shares of the Intermediate Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1998, the Distributor received $1,996,245 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor re-allowed $1,890,599 to affiliated broker-dealers of the Funds.

Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1998, fees in the following amounts were waived (amounts in thousands):

                                 INVESTMENT                                 12B-1 FEES
                                  ADVISORY                                    WAIVED
                                    FEES       ADMINISTRATION    --------------------------------
                                   WAIVED       FEES WAIVED      CLASS A     CLASS B      CLASS C
                                 ----------    --------------    -------    ----------    -------
Ultra Short-Term Income Fund...     $387            $191           $11          $6          $--
Limited Volatility Bond Fund...      868              --             8           6          --
Intermediate Bond Fund.........      933              --            25          12           1
Government Bond Fund...........       --             172            18          15          --
Income Bond Fund...............      954              --             9           8          --
Treasury & Agency Fund.........      178              83            28          33          --
High Yield Bond Fund...........       15              --            --          --          --

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1998 were as follows (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------    --------
Ultra Short-Term Income Fund................................  $ 62,276     $ 40,068
Limited Volatility Bond Fund................................   126,424      151,158
Intermediate Bond Fund......................................   301,816      255,032
Government Bond Fund........................................   410,795      398,062
Income Bond Fund............................................   280,505      245,391
Treasury & Agency Fund......................................   124,414       60,023
High Yield Bond Fund........................................    25,073          491

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                NET ASSET
                                                                  VALUE
                                                                   PER
                                        SHARES    NET ASSETS      SHARE       UNREALIZED
                                        ISSUED    CONVERTED      ISSUED      APPRECIATION
                                        ------    ----------    ---------    ------------
Ultra Short-Term Income Fund..........    132       $1,303        $9.89          $ --
Limited Volatility Bond Fund..........  3,970       41,843        10.54           254
Intermediate Bond Fund................  5,521       55,814        10.11           639
Government Bond Fund..................  2,663       26,687        10.02           127

8. REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of The Marquis Funds at a special Shareholder

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998

   Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                               AFTER
                                            BEFORE REORGANIZATION          REORGANIZATION
                                       --------------------------------    --------------
                                       MARQUIS GOVERNMENT    GOVERNMENT      GOVERNMENT
                                        SECURITIES FUND      BOND FUND       BOND FUND
                                       ------------------    ----------    --------------
Shares.............................           14,222            90,163          104,393
Net assets.........................         $144,002          $912,669       $1,056,671
Net asset value:
  Class I..........................                           $  10.12       $    10.12
  Class A..........................         $  10.13          $  10.12       $    10.12
  Class B..........................         $  10.18          $  10.12       $    10.12
Unrealized appreciation............         $  2,739          $ 35,291       $   38,030

                                               BEFORE REORGANIZATION              AFTER
                                          --------------------------------    REORGANIZATION
                                          MARQUIS STRATEGIC                   --------------
                                             INCOME BOND       INCOME BOND     INCOME BOND
                                                FUND              FUND             FUND
                                          -----------------    -----------    --------------
Shares................................           1,641            98,899          100,683
Net Assets............................         $16,989          $942,062         $959,051
Net asset value:
  Class I.............................                          $   9.52         $   9.52
  Class A.............................         $ 10.35          $   9.52         $   9.52
  Class B.............................         $ 10.35          $   9.60         $   9.60
Unrealized appreciation...............         $   753          $ 46,400         $ 47,153

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             ULTRA SHORT-TERM INCOME FUND
                                           -----------------------------------------------------------------
                                                                        CLASS I
                                           -----------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                      YEAR ENDED JUNE 30,
                                           DECEMBER 31,   --------------------------------------------------
                                               1998         1998       1997      1996      1995       1994
                                           ------------   --------   --------   -------   -------   --------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....  9.$87......    $   9.87   $   9.79   $  9.84   $  9.85   $  10.03
                                             --------     --------   --------   -------   -------   --------
Investment Activities:
  Net investment income..................        0.28         0.59       0.62      0.62      0.55       0.36
  Net realized and unrealized gains
    (losses) from investments and
    futures..............................       (0.03)       (0.01)      0.05     (0.07)    (0.05)     (0.15)
                                             --------     --------   --------   -------   -------   --------
    Total from Investment Activities.....        0.25         0.58       0.67      0.55      0.50       0.21
                                             --------     --------   --------   -------   -------   --------
Distributions:
  Net investment income..................       (0.28)       (0.58)     (0.59)    (0.60)    (0.48)     (0.37)
  In excess of net investment income.....          --           --         --        --     (0.03)     (0.02)
                                             --------     --------   --------   -------   -------   --------
    Total Distributions..................       (0.28)       (0.58)     (0.59)    (0.60)    (0.51)     (0.39)
                                             --------     --------   --------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD...........    $   9.84     $   9.87   $   9.87   $  9.79   $  9.84   $   9.85
                                             ========     ========   ========   =======   =======   ========
Total Return.............................        2.56%(a)     6.00%      7.14%     5.71%     5.14%      2.16%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......    $215,755     $188,133   $114,413   $57,276   $51,050   $139,593
  Ratio of expenses to average net
    assets...............................        0.30%(b)     0.30%      0.35%     0.45%     0.61%      0.65%
  Ratio of net investment income to
    average net assets...................        5.71%(b)     5.92%      6.02%     6.20%     5.18%      3.70%
  Ratio of expenses to average net assets
    *....................................        0.79%(b)     0.81%      0.81%     1.06%     1.01%      0.81%
  Ratio of net investment income to
    average net assets *.................        5.22%(b)     5.41%      5.56%     5.59%     4.78%      3.54%
  Portfolio Turnover (c).................       17.57%       41.15%     70.36%    67.65%     2.91%    242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              ULTRA SHORT-TERM INCOME FUND
                                            -----------------------------------------------------------------
                                                                         CLASS A
                                            -----------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                      YEAR ENDED JUNE 30,
                                            DECEMBER 31,   --------------------------------------------------
                                                1998         1998       1997      1996      1995       1994
                                            ------------   --------   --------   -------   -------   --------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......    $   9.87     $   9.87   $   9.78   $  9.83   $  9.84   $  10.03
                                              --------     --------   --------   -------   -------   --------
Investment Activities:
  Net investment income...................        0.27         0.56       0.58      0.58      0.52       0.36
  Net realized and unrealized gains
    (losses) from investments and
    futures...............................       (0.04)       (0.01)      0.09     (0.06)    (0.06)     (0.17)
                                              --------     --------   --------   -------   -------   --------
    Total from Investment Activities......        0.23         0.55       0.67      0.52      0.46       0.19
                                              --------     --------   --------   -------   -------   --------
Distributions:
  Net investment income...................       (0.27)       (0.55)     (0.58)    (0.57)    (0.46)     (0.34)
  In excess of net investment income......          --           --         --        --     (0.01)     (0.04)
                                              --------     --------   --------   -------   -------   --------
    Total Distributions...................       (0.27)       (0.55)     (0.58)    (0.57)    (0.47)     (0.38)
                                              --------     --------   --------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD............    $   9.83     $   9.87   $   9.87   $  9.78   $  9.83   $   9.84
                                              ========     ========   ========   =======   =======   ========
Total Return (Excludes Sales Charge)......        2.32%(a)     5.75%      7.00%     5.42%     4.84%      1.95%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......    $ 23,031     $ 24,747   $ 29,643   $ 3,969   $ 4,631   $ 19,053
  Ratio of expenses to average net
    assets................................        0.55%(b)     0.54%      0.61%     0.70%     0.86%      0.89%
  Ratio of net investment income to
    average net assets....................        5.45%(b)     5.66%      5.78%     5.95%     4.88%      3.54%
  Ratio of expenses to average net assets
    *.....................................        1.14%(b)     1.15%      1.17%     1.41%     1.36%      1.14%
  Ratio of net investment income to
    average net assets *..................        4.86%(b)     5.05%      5.22%     5.24%     4.38%      3.29%
  Portfolio Turnover (c)..................       17.57%       41.15%     70.36%    67.65%     2.91%    242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            ULTRA SHORT-TERM INCOME FUND
                                        --------------------------------------------------------------------
                                                                      CLASS B
                                        --------------------------------------------------------------------
                                         SIX MONTHS                                              JANUARY 14,
                                           ENDED                 YEAR ENDED JUNE 30,               1994 TO
                                        DECEMBER 31,   ---------------------------------------    JUNE 30,
                                            1998         1998       1997      1996      1995       1994(a)
                                        ------------   --------   --------   -------   -------   -----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $   9.81     $   9.81   $   9.76   $  9.84   $  9.86    $   9.98
                                          --------     --------   --------   -------   -------    --------
Investment Activities:
  Net investment income...............        0.24         0.52       0.54      0.52      0.47        0.12
  Net realized and unrealized gains
    (losses) from investments and
    futures...........................       (0.03)       (0.01)      0.05     (0.07)    (0.04)      (0.11)
                                          --------     --------   --------   -------   -------    --------
    Total from Investment
       Activities.....................        0.21         0.51       0.59      0.45      0.43        0.01
                                          --------     --------   --------   -------   -------    --------
Distributions:
  Net investment income...............       (0.24)       (0.51)     (0.54)    (0.53)    (0.45)      (0.12)
  In excess of net investment
    income............................          --           --         --        --        --       (0.01)
                                          --------     --------   --------   -------   -------    --------
    Total Distributions...............       (0.24)       (0.51)     (0.54)    (0.53)    (0.45)      (0.13)
                                          --------     --------   --------   -------   -------    --------
NET ASSET VALUE, END OF PERIOD........    $   9.78     $   9.81   $   9.81   $  9.76   $  9.84    $   9.86
                                          ========     ========   ========   =======   =======    ========
Total Return (Excludes Sales
  Charge).............................        2.18%(b)     5.32%      6.22%     4.63%     4.77%      (0.09%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $  5,266     $  4,531   $  2,818   $ 1,144   $   160    $     15
  Ratio of expenses to average net
    assets............................        1.01%(c)     0.99%      1.07%     1.20%     1.31%       1.41%(c)
  Ratio of net investment income to
    average net assets................        5.03%(c)     5.23%      5.18%     5.45%     4.91%       3.49%(c)
  Ratio of expenses to average net
    assets *..........................        1.73%(c)     1.75%      1.81%     2.06%     1.96%       1.83%(c)
  Ratio of net investment income to
    average net assets *..............        4.31%(c)     4.47%      4.44%     4.59%     4.26%       3.07%(c)
  Portfolio Turnover (d)..............       17.57%       41.15%     70.36%    67.65%     2.91%     242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LIMITED VOLATILITY BOND FUND
                                          -------------------------------------------------------------------
                                                                        CLASS I
                                          -------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                       YEAR ENDED JUNE 30,
                                          DECEMBER 31,   ----------------------------------------------------
                                              1998         1998       1997       1996       1995       1994
                                          ------------   --------   --------   --------   --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.51     $  10.47   $  10.42   $  10.53   $  10.33   $  10.87
                                            --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income.................        0.30         0.63       0.63       0.64       0.60       0.54
  Net realized and unrealized gains
    (losses) from investments and
    futures.............................        0.05         0.04       0.05      (0.11)      0.19      (0.45)
                                            --------     --------   --------   --------   --------   --------
    Total from Investment Activities....        0.35         0.67       0.68       0.53       0.79       0.09
                                            --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income.................       (0.30)       (0.63)     (0.63)     (0.64)     (0.59)     (0.55)
  In excess of net investment income....          --           --         --         --         --      (0.02)
  Net realized gains....................          --           --         --         --         --      (0.06)
                                            --------     --------   --------   --------   --------   --------
    Total Distributions.................       (0.30)       (0.63)     (0.63)     (0.64)     (0.59)     (0.63)
                                            --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........    $  10.56     $  10.51   $  10.47   $  10.42   $  10.53   $  10.33
                                            ========     ========   ========   ========   ========   ========
Total Return............................        3.40%(a)     6.59%      6.75%      5.13%      7.96%      0.79%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $593,448     $592,669   $563,979   $604,916   $410,746   $447,394
  Ratio of expenses to average net
    assets..............................        0.53%(b)     0.53%      0.51%      0.51%      0.52%      0.50%
  Ratio of net investment income to
    average net assets..................        5.71%(b)     6.01%      6.06%      6.06%      5.82%      5.10%
  Ratio of expenses to average net
    assets *............................        0.81%(b)     0.82%      0.81%      0.82%      0.85%      0.85%
  Ratio of net investment income to
    average net assets *................        5.43%(b)     5.72%      5.76%      5.75%      5.49%      4.75%
  Portfolio Turnover (c)................       20.98%       56.99%     66.61%     75.20%     76.43%     30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LIMITED VOLATILITY BOND FUND
                                          -------------------------------------------------------------------
                                                                        CLASS A
                                          -------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                       YEAR ENDED JUNE 30,
                                          DECEMBER 31,   ----------------------------------------------------
                                              1998         1998       1997       1996       1995       1994
                                          ------------   --------   --------   --------   --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.50     $  10.46   $  10.41   $  10.52   $  10.32   $  10.87
                                            --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income.................        0.29         0.61       0.61       0.63       0.56       0.52
  Net realized and unrealized gains
    (losses) from investments and
    futures.............................        0.05         0.04       0.05      (0.13)      0.21      (0.46)
                                            --------     --------   --------   --------   --------   --------
    Total from Investment Activities....        0.34         0.65       0.66       0.50       0.77       0.06
                                            --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income.................       (0.29)       (0.61)     (0.61)     (0.61)     (0.56)     (0.51)
  In excess of net investment income....          --           --         --         --      (0.01)     (0.04)
  Net realized gains....................          --           --         --         --         --      (0.06)
                                            --------     --------   --------   --------   --------   --------
    Total Distributions.................       (0.29)       (0.61)     (0.61)     (0.61)     (0.57)     (0.61)
                                            --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........    $  10.55     $  10.50   $  10.46   $  10.41   $  10.52   $  10.32
                                            ========     ========   ========   ========   ========   ========
Total Return (Excludes Sales Charge)....        3.27%(a)     6.32%      6.47%      4.86%      7.67%      0.49%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $ 16,226     $ 15,582   $ 20,055   $ 21,343   $ 12,516   $ 15,216
  Ratio of expenses to average net
    assets..............................        0.78%(b)     0.78%      0.76%      0.76%      0.77%      0.75%
  Ratio of net investment income to
    average net assets..................        5.46%(b)     5.77%      5.81%      5.81%      5.57%      4.92%
  Ratio of expenses to average net
    assets *............................        1.16%(b)     1.17%      1.16%      1.17%      1.20%      1.20%
  Ratio of net investment income to
    average net assets *................        5.08%(b)     5.38%      5.41%      5.40%      5.14%      4.47%
  Portfolio Turnover (c)................       20.98%       56.99%     66.61%     75.20%     76.43%     30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           LIMITED VOLATILITY BOND FUND
                                      ----------------------------------------------------------------------
                                                                     CLASS B
                                      ----------------------------------------------------------------------
                                       SIX MONTHS                                                JANUARY 14,
                                         ENDED                  YEAR ENDED JUNE 30,                1994 TO
                                      DECEMBER 31,   -----------------------------------------    JUNE 30,
                                          1998         1998       1997       1996       1995       1994(a)
                                      ------------   --------   --------   --------   --------   -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  10.57     $  10.53   $  10.49   $  10.60   $  10.40    $  10.78
                                        --------     --------   --------   --------   --------    --------
Investment Activities:
  Net investment income.............        0.27         0.58       0.55       0.55       0.53        0.17
  Net realized and unrealized gains
    (losses) from investments and
    futures.........................        0.06         0.04       0.04      (0.10)      0.19       (0.37)
                                        --------     --------   --------   --------   --------    --------
    Total from Investment
       Activities...................        0.33         0.62       0.59       0.45       0.72       (0.20)
                                        --------     --------   --------   --------   --------    --------
Distributions:
  Net investment income.............       (0.27)       (0.58)     (0.55)     (0.56)     (0.52)      (0.15)
  In excess of net realized gains...          --           --         --         --         --       (0.03)
                                        --------     --------   --------   --------   --------    --------
    Total Distributions.............       (0.27)       (0.58)     (0.55)     (0.56)     (0.52)      (0.18)
                                        --------     --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD......    $  10.63     $  10.57   $  10.53   $  10.49   $  10.60    $  10.40
                                        ========     ========   ========   ========   ========    ========
Total Return (Excludes Sales
  Charge)...........................        3.18%(b)     5.98%      5.74%      4.28%      7.18%      (1.81%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................    $  5,173     $  4,851   $  4,920   $  4,923   $  2,906    $  1,974
  Ratio of expenses to average net
    assets..........................        1.10%(c)     1.11%      1.20%      1.26%      1.28%       1.26%(c)
  Ratio of net investment income to
    average net assets..............        5.10%(c)     5.44%      5.21%      5.31%      5.10%       4.39%(c)
  Ratio of expenses to average net
    assets *........................        1.63%(c)     1.64%      1.81%      1.82%      1.86%       1.86%(c)
  Ratio of net investment income to
    average net assets *............        4.57%(c)     4.91%      4.60%      4.75%      4.52%       3.79%(c)
  Portfolio Turnover (d)............       20.98%       56.99%     66.61%     75.20%     76.43%      30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                          -------------------------------------------------------------------
                                                                        CLASS I
                                          -------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                       YEAR ENDED JUNE 30,
                                          DECEMBER 31,   ----------------------------------------------------
                                              1998         1998       1997       1996       1995       1994
                                          ------------   --------   --------   --------   --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $  10.12     $   9.92   $   9.84   $  10.01   $   9.72   $  10.51
                                            --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income.................        0.31         0.64       0.65       0.66       0.66       0.60
  Net realized and unrealized gains
    (losses) from investments and
    futures.............................        0.05         0.20       0.08      (0.17)      0.29      (0.67)
                                            --------     --------   --------   --------   --------   --------
    Total from Investment Activities....        0.36         0.84       0.73       0.49       0.95      (0.07)
                                            --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income.................       (0.31)       (0.64)     (0.65)     (0.66)     (0.66)     (0.60)
  In excess of net investment income....          --           --         --         --         --      (0.02)
  Net realized gains....................          --           --         --         --         --      (0.10)
                                            --------     --------   --------   --------   --------   --------
    Total Distributions.................       (0.31)       (0.64)     (0.65)     (0.66)     (0.66)     (0.72)
                                            --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........    $  10.17     $  10.12   $   9.92   $   9.84   $  10.01   $   9.72
                                            ========     ========   ========   ========   ========   ========
Total Return............................        3.57%(a)     8.71%      7.68%      4.95%     10.15%    (0.74)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $709,733     $680,800   $522,423   $230,812   $191,216   $ 98,483
  Ratio of expenses to average net
    assets..............................        0.58%(b)     0.56%      0.54%      0.54%      0.56%      0.32%
  Ratio of net investment income to
    average net assets..................        6.01%(b)     6.37%      6.63%      6.56%      6.88%      6.04%
  Ratio of expenses to average net
    assets *............................        0.82%(b)     0.83%      0.81%      0.87%      0.99%      0.87%
  Ratio of net investment income to
    average net assets *................        5.77%(b)     6.10%      6.36%      6.23%      6.45%      5.49%
  Portfolio Turnover (c)................       33.82%       60.08%     55.91%    101.06%     99.71%     85.62%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE BOND FUND
                                               ------------------------------------------------------------
                                                                         CLASS A
                                               ------------------------------------------------------------
                                                SIX MONTHS                                     NOVEMBER 30,
                                                  ENDED            YEAR ENDED JUNE 30,           1994 TO
                                               DECEMBER 31,   ------------------------------     JUNE 30,
                                                   1998         1998       1997       1996       1995(a)
                                               ------------   --------   --------   --------   ------------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $  10.15     $   9.95   $   9.87   $  10.04     $   9.45
                                                 --------     --------   --------   --------     --------
Investment Activities:
  Net investment income......................        0.30         0.62       0.63       0.64         0.37
  Net realized and unrealized gains (losses)
    from investments and futures.............        0.05         0.20       0.08      (0.17)        0.59
                                                 --------     --------   --------   --------     --------
    Total from Investment Activities.........        0.35         0.82       0.71       0.47         0.96
                                                 --------     --------   --------   --------     --------
Distributions:
  Net investment income......................       (0.30)       (0.62)     (0.63)     (0.64)       (0.37)
                                                 --------     --------   --------   --------     --------
    Total Distributions......................       (0.30)       (0.62)     (0.63)     (0.64)       (0.37)
                                                 --------     --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD...............    $  10.20     $  10.15   $   9.95   $   9.87     $  10.04
                                                 ========     ========   ========   ========     ========
Total Return (Excludes Sales Charge).........        3.44%(b)     8.47%      7.40%      4.77%       10.29%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........    $ 56,391     $ 44,567   $ 18,763   $ 13,706     $  4,941
  Ratio of expenses to average net assets....        0.83%(c)     0.81%      0.78%      0.79%        0.83%(c)
  Ratio of net investment income to average
    net assets...............................        5.72%(c)     6.12%      6.35%      6.31%        6.64%(c)
  Ratio of expenses to average net assets
    *........................................        1.17%(c)     1.18%      1.16%      1.22%        1.66%(c)
  Ratio of net investment income to average
    net assets *.............................        5.38%(c)     5.75%      5.97%      5.88%        5.81%(c)
Portfolio Turnover (d).......................       33.82%       60.08%     55.91%    101.06%       99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE BOND FUND
                                               ------------------------------------------------------------
                                                                         CLASS B
                                               ------------------------------------------------------------
                                                SIX MONTHS                                     NOVEMBER 30,
                                                  ENDED            YEAR ENDED JUNE 30,           1994 TO
                                               DECEMBER 31,   ------------------------------     JUNE 30,
                                                   1998         1998       1997       1996       1995(a)
                                               ------------   --------   --------   --------   ------------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $  10.12     $   9.92   $   9.83   $  10.01     $   9.45
                                                 --------     --------   --------   --------     --------
Investment Activities:
  Net investment income......................        0.26         0.55       0.56       0.58         0.23
  Net realized and unrealized gains (losses)
    from investments and futures.............        0.05         0.20       0.09      (0.18)        0.56
                                                 --------     --------   --------   --------     --------
    Total from Investment Activities.........        0.31         0.75       0.65       0.40         0.79
                                                 --------     --------   --------   --------     --------
Distributions:
  Net investment income......................       (0.26)       (0.55)     (0.56)     (0.58)       (0.23)
                                                 --------     --------   --------   --------     --------
    Total Distributions......................       (0.26)       (0.55)     (0.56)     (0.58)       (0.23)
                                                 --------     --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD...............    $  10.17     $  10.12   $   9.92   $   9.83     $  10.01
                                                 ========     ========   ========   ========     ========
Total Return (Excludes Sales Charge).........        3.11%(b)     7.78%      6.83%      4.10%        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........    $ 27,205     $ 19,924   $ 10,152   $  6,077     $    266
  Ratio of expenses to average net assets....        1.48%(c)     1.46%      1.44%      1.44%        1.51%(c)
  Ratio of net investment income to average
    net assets...............................        5.08%(c)     5.47%      5.71%      5.66%        6.15%(c)
  Ratio of expenses to average net assets
    *........................................        1.82%(c)     1.83%      1.81%      1.87%        2.34%(c)
  Ratio of net investment income to average
    net assets *.............................        4.74%(c)     5.10%      5.34%      5.23%        5.31%(c)
  Portfolio Turnover (d).....................       33.82%       60.08%     55.91%    101.06%       99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE BOND FUND
                                                                --------------------------
                                                                         CLASS C
                                                                --------------------------
                                                                 SIX MONTHS    NOVEMBER 4,
                                                                   ENDED         1997 TO
                                                                DECEMBER 31,    JUNE 30,
                                                                    1998         1998(a)
                                                                ------------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.14      $  10.07
                                                                  --------      --------
Investment Activities:
  Net investment income.....................................          0.27          0.73
  Net realized and unrealized gains (losses) from
    investments and futures.................................          0.06          0.07
                                                                  --------      --------
    Total from Investment Activities........................          0.33          0.80
                                                                  --------      --------
Distributions:
  Net investment income.....................................         (0.27)        (0.73)
                                                                  --------      --------
    Total Distributions.....................................         (0.27)        (0.73)
                                                                  --------      --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.20      $  10.14
                                                                  ========      ========
Total Return (Excludes Sales Charge)........................          3.23%(b)      8.20%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $  6,079      $    868
  Ratio of expenses to average net assets...................          1.48%(c)      1.46%(c)
  Ratio of net investment income to average net assets......          4.99%(c)      5.44%(c)
  Ratio of expenses to average net assets *.................          1.82%(c)      1.82%(c)
  Ratio of net investment income to average net assets *....          4.65%(c)      5.08%(c)
  Portfolio Turnover (d)....................................         33.82%        60.08%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                GOVERNMENT BOND FUND
                                         -------------------------------------------------------------------
                                                                       CLASS I
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------------
                                             1998         1998       1997       1996       1995       1994
                                         ------------   --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...   $    10.11    $   9.69   $   9.56   $   9.81   $   9.35   $  10.15
                                          ----------    --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................         0.29        0.60       0.62       0.62       0.62       0.51
  Net realized and unrealized gains
    (losses) from investments and
    futures............................         0.11        0.42       0.13      (0.25)      0.46      (0.77)
                                          ----------    --------   --------   --------   --------   --------
    Total from Investment Activities...         0.40        1.02       0.75       0.37       1.08      (0.26)
                                          ----------    --------   --------   --------   --------   --------
Distributions:
  Net investment income................        (0.29)      (0.60)     (0.62)     (0.62)     (0.61)     (0.50)
  In excess of net investment income...           --          --         --         --      (0.01)     (0.02)
  In excess of net realized gains......           --          --         --         --         --      (0.02)
                                          ----------    --------   --------   --------   --------   --------
    Total Distributions................        (0.29)      (0.60)     (0.62)     (0.62)     (0.62)     (0.54)
                                          ----------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........   $    10.22    $  10.11   $   9.69   $   9.56   $   9.81   $   9.35
                                          ==========    ========   ========   ========   ========   ========
Total Return...........................         4.03%(a)    10.81%     8.10%      3.81%     12.04%     (2.73%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....   $1,007,651    $851,517   $724,423   $677,326   $379,826   $209,692
  Ratio of expenses to average net
    assets.............................         0.62%(b)     0.62%     0.62%      0.68%      0.71%      0.68%
  Ratio of net investment income to
    average net assets.................         5.72%(b)     6.05%     6.45%      6.34%      6.65%      5.13%
  Ratio of expenses to average net
    assets *...........................         0.65%(b)     0.67%     0.68%      0.69%      0.73%      0.71%
  Ratio of net investment income to
    average net assets *...............         5.69%(b)     6.00%     6.39%      6.33%      6.63%      5.10%
  Portfolio Turnover (c)...............        38.64%      91.49%     60.53%     62.70%    106.14%    377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GOVERNMENT BOND FUND
                                                ------------------------------------------------------------
                                                                          CLASS A
                                                ------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                    YEAR ENDED JUNE 30,
                                                DECEMBER 31,   ---------------------------------------------
                                                    1998        1998      1997      1996      1995     1994
                                                ------------   -------   -------   -------   ------   ------
                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 10.11      $  9.69   $  9.56   $  9.81   $ 9.35   $10.17
                                                  -------      -------   -------   -------   ------   ------
Investment Activities:
  Net investment income.......................       0.28         0.58      0.60      0.60     0.61     0.48
  Net realized and unrealized gains (losses)
    from investments and futures..............       0.11         0.42      0.13     (0.25)    0.45    (0.79)
                                                  -------      -------   -------   -------   ------   ------
    Total from Investment Activities..........       0.39         1.00      0.73      0.35     1.06    (0.31)
                                                  -------      -------   -------   -------   ------   ------
Distributions:
  Net investment income.......................      (0.28)       (0.58)    (0.60)    (0.60)   (0.59)   (0.47)
  In excess of net investment income..........         --           --        --        --    (0.01)   (0.02)
  In excess of net realized gains.............         --           --        --        --       --    (0.02)
                                                  -------      -------   -------   -------   ------   ------
    Total Distributions.......................      (0.28)       (0.58)    (0.60)    (0.60)   (0.60)   (0.51)
                                                  -------      -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD................    $ 10.22      $ 10.11   $  9.69   $  9.56   $ 9.81   $ 9.35
                                                  =======      =======   =======   =======   ======   ======
Total Return (Excludes Sales Charge)..........       3.90%(a)    10.54%     7.83%     3.58%   11.84%   (3.16%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........    $37,582      $31,548   $34,727   $38,800   $8,130   $1,690
  Ratio of expenses to average net assets.....       0.87%(b)     0.87%     0.87%     0.93%    0.97%    0.92%
  Ratio of net investment income to average
    net assets................................       5.46%(b)     5.80%     6.20%     6.09%    6.46%    4.84%
  Ratio of expenses to average net assets *...       1.00%(b)     1.02%     1.03%     1.04%    1.09%    1.05%
  Ratio of net investment income to average
    net assets *..............................       5.33%(b)     5.65%     6.04%     5.98%    6.34%    4.71%
  Portfolio Turnover (c)......................      38.64%       91.49%    60.53%    62.70%  106.14%  377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 GOVERNMENT BOND FUND
                                          ------------------------------------------------------------------
                                                                       CLASS B
                                          ------------------------------------------------------------------
                                           SIX MONTHS                                           JANUARY 14,
                                             ENDED               YEAR ENDED JUNE 30,              1994 TO
                                          DECEMBER 31,   ------------------------------------     JUNE 30,
                                              1998        1998      1997      1996      1995      1994(a)
                                          ------------   -------   -------   -------   ------   ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.11      $  9.69   $  9.56   $  9.81   $ 9.35     $ 10.04
                                            -------      -------   -------   -------   ------     -------
Investment Activities:
  Net investment income.................       0.25         0.52      0.54      0.54     0.55        0.18
  Net realized and unrealized gains
    (losses) from investments and
    futures.............................       0.11         0.42      0.13     (0.25)    0.46       (0.69)
                                            -------      -------   -------   -------   ------     -------
    Total from Investment Activities....       0.36         0.94      0.67      0.29     1.01       (0.51)
                                            -------      -------   -------   -------   ------     -------
Distributions:
  Net investment income.................      (0.25)       (0.52)    (0.54)    (0.54)   (0.55)      (0.16)
  In excess of net investment income....         --           --        --        --       --       (0.02)
                                            -------      -------   -------   -------   ------     -------
    Total Distributions.................      (0.25)       (0.52)    (0.54)    (0.54)   (0.55)      (0.18)
                                            -------      -------   -------   -------   ------     -------
NET ASSET VALUE, END OF PERIOD..........    $ 10.22      $ 10.11   $  9.69   $  9.56   $ 9.81     $  9.35
                                            =======      =======   =======   =======   ======     =======
Total Return (Excludes Sales Charge)....       3.57%(b)     9.86%     7.14%     2.95%   11.20%      (4.99%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $40,541      $20,922   $11,729   $10,782   $2,513     $   656
  Ratio of expenses to average net
    assets..............................       1.52%(c)     1.52%     1.52%     1.58%    1.62%       1.52%(c)
  Ratio of net investment income to
    average net assets..................       4.78%(c)     5.14%     5.55%     5.44%    5.76%       4.60%(c)
  Ratio of expenses to average net
    assets *............................       1.65%(c)     1.67%     1.68%     1.69%    1.74%       1.63%(c)
  Ratio of net investment income to
    average net assets *................       4.65%(c)     4.99%     5.39%     5.33%    5.64%       4.49%(c)
  Portfolio Turnover (d)................      38.64%       91.49%    60.53%    62.70%  106.14%     377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INCOME BOND FUND
                                         -------------------------------------------------------------------
                                                                       CLASS I
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------------
                                             1998         1998       1997       1996       1995       1994
                                         ------------   --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $   9.51     $   9.42   $   9.33   $   9.54   $   9.23   $  10.43
                                           --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................        0.29         0.64       0.64       0.65       0.64       0.54
  Net realized and unrealized gains
    (losses) from investments and
    futures............................       (0.04)        0.09       0.09      (0.21)      0.35      (0.74)
                                           --------     --------   --------   --------   --------   --------
    Total from Investment Activities...        0.25         0.73       0.73       0.44       0.99      (0.20)
                                           --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income................       (0.29)       (0.64)     (0.64)     (0.65)     (0.64)     (0.57)
  Net realized gains...................          --           --         --         --      (0.04)     (0.43)
                                           --------     --------   --------   --------   --------   --------
    Total Distributions................       (0.29)       (0.64)     (0.64)     (0.65)     (0.68)     (1.00)
                                           --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $   9.47     $   9.51   $   9.42   $   9.33   $   9.54   $   9.23
                                           ========     ========   ========   ========   ========   ========
Total Return...........................        2.69%(a)     7.97%      8.10%      4.62%     11.29%     (2.54%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $949,210     $898,263   $730,754   $520,239   $474,124   $560,071
  Ratio of expenses to average net
    assets.............................        0.61%(b)     0.61%      0.60%      0.59%      0.59%      0.53%
  Ratio of net investment income to
    average net assets.................        6.13%(b)     6.73%      6.85%      6.76%      6.94%      5.35%
  Ratio of expenses to average net
    assets *...........................        0.80%(b)     0.81%      0.80%      0.81%      0.86%      0.85%
  Ratio of net investment income to
    average net assets *...............        5.94%(b)     6.53%      6.65%      6.54%      6.67%      5.03%
  Portfolio Turnover (c)...............       25.75%       30.83%     55.18%     95.52%    262.25%    131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INCOME BOND FUND
                                              --------------------------------------------------------------
                                                                         CLASS A
                                              --------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED JUNE 30,
                                              DECEMBER 31,   -----------------------------------------------
                                                  1998        1998      1997      1996      1995      1994
                                              ------------   -------   -------   -------   -------   -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........    $  9.51      $  9.41   $  9.32   $  9.54   $  9.22   $ 10.43
                                                -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income.....................       0.28         0.62      0.62      0.63      0.61      0.52
  Net realized and unrealized gains (losses)
    from investments and futures............      (0.05)        0.10      0.09     (0.23)     0.36     (0.75)
                                                -------      -------   -------   -------   -------   -------
    Total from Investment Activities........       0.23         0.72      0.71      0.40      0.97     (0.23)
                                                -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income.....................      (0.28)       (0.62)    (0.62)    (0.62)    (0.60)    (0.55)
  In excess of net investment income........         --           --        --        --     (0.01)       --
  Net realized gains........................         --           --        --        --     (0.04)    (0.43)
                                                -------      -------   -------   -------   -------   -------
    Total Distributions.....................      (0.28)       (0.62)    (0.62)    (0.62)    (0.65)    (0.98)
                                                -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............    $  9.46      $  9.51   $  9.41   $  9.32   $  9.54   $  9.22
                                                =======      =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge)........       2.46%(a)     7.82%     7.85%     4.26%    10.90%    (2.33%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........    $18,970      $14,738   $14,325   $10,127   $ 6,796   $ 5,347
  Ratio of expenses to average net assets...       0.86%(b)     0.86%     0.85%     0.84%     1.01%     0.78%
  Ratio of net investment income to average
    net assets..............................       5.88%(b)     6.49%     6.59%     6.51%     6.57%     5.25%
  Ratio of expenses to average net assets
    *.......................................       1.15%(b)     1.16%     1.15%     1.16%     1.38%     1.20%
  Ratio of net investment income to average
    net assets *............................       5.59%(b)     6.19%     6.29%     6.19%     6.20%     4.83%
  Portfolio Turnover (c)....................      25.75%       30.83%    55.18%    95.52%   262.25%   131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INCOME BOND FUND
                                          ------------------------------------------------------------------
                                                                       CLASS B
                                          ------------------------------------------------------------------
                                           SIX MONTHS                                           JANUARY 17,
                                             ENDED               YEAR ENDED JUNE 30,              1994 TO
                                          DECEMBER 31,   ------------------------------------     JUNE 30,
                                              1998        1998      1997      1996     1995       1994(a)
                                          ------------   -------   -------   ------   -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $  9.59      $  9.49   $  9.40   $ 9.62   $  9.29     $   9.97
                                            -------      -------   -------   ------   -------     --------
Investment Activities:
  Net investment income.................       0.25         0.56      0.56     0.56      0.56         0.17
  Net realized and unrealized gains
    (losses) from investments and
    futures.............................      (0.04)        0.10      0.09    (0.21)     0.38        (0.70)
                                            -------      -------   -------   ------   -------     --------
    Total from Investment Activities....       0.21         0.66      0.65     0.35      0.94        (0.53)
                                            -------      -------   -------   ------   -------     --------
Distributions:
  Net investment income.................      (0.25)       (0.56)    (0.56)   (0.57)    (0.57)       (0.15)
  Net realized gains....................         --           --        --       --     (0.04)          --
                                            -------      -------   -------   ------   -------     --------
    Total Distributions.................      (0.25)       (0.56)    (0.56)   (0.57)    (0.61)       (0.15)
                                            -------      -------   -------   ------   -------     --------
NET ASSET VALUE, END OF PERIOD..........    $  9.55      $  9.59   $  9.49   $ 9.40   $  9.62     $   9.29
                                            =======      =======   =======   ======   =======     ========
Total Return (Excludes Sales Charge)....       2.22%(b)     7.13%     7.15%    3.65%    10.63%       (5.29%)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $17,207      $15,511   $10,873   $6,110   $ 1,887     $    723
  Ratio of expenses to average net
    assets..............................       1.50%(c)     1.51%     1.50%    1.49%     1.49%        1.45%(c)
  Ratio of net investment income to
    average net assets..................       5.19%(c)     5.83%     5.95%    5.86%     6.16%        5.20%(c)
  Ratio of expenses to average net
    assets *............................       1.80%(c)     1.81%     1.80%    1.81%     1.86%        1.84%(c)
  Ratio of net investment income to
    average net assets *................       4.89%(c)     5.53%     5.65%    5.54%     5.80%        4.81%(c)
  Portfolio turnover (d)................      25.75%       30.83%    55.18%   95.52%   262.25%      131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TREASURY & AGENCY
                                                                                FUND
                                                                -------------------------------------
                                                                               CLASS I
                                                                -------------------------------------
                                                                 SIX MONTHS      YEAR     JANUARY 20,
                                                                   ENDED        ENDED       1997 TO
                                                                DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.09      $  9.99     $  10.00
                                                                  -------      -------     --------
Investment Activities:
  Net investment income.....................................         0.29         0.62         0.28
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.17         0.15        (0.01)
                                                                  -------      -------     --------
    Total from Investment Activities........................         0.46         0.77         0.27
                                                                  -------      -------     --------
Distributions:
  Net investment income.....................................        (0.29)      (0.62)        (0.28)
  Net realized gains........................................        (0.07)      (0.05)           --
                                                                  -------      -------     --------
    Total Distributions.....................................        (0.36)        0.67        (0.28)
                                                                  -------      -------     --------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.19      $ 10.09     $   9.99
                                                                  =======      =======     ========
Total Return................................................         4.59%(b)     7.91%        2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $91,693      $95,073     $110,084
  Ratio of expenses to average net assets...................         0.36%(c)     0.35%        0.45%(c)
  Ratio of net investment income to average net assets......         5.58%(c)     6.16%        6.44%(c)
  Ratio of expenses to average net assets *.................         0.65%(c)     0.65%        0.78%(c)
  Ratio of net investment income to average net assets *....         5.29%(c)     5.86%        6.11%(c)
  Portfolio turnover (d)....................................        36.58%       41.60%       54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TREASURY & AGENCY
                                                                                FUND
                                                                -------------------------------------
                                                                               CLASS A
                                                                -------------------------------------
                                                                 SIX MONTHS      YEAR     JANUARY 20,
                                                                   ENDED        ENDED       1997 TO
                                                                DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.09      $  9.98      $10.00
                                                                  -------      -------      ------
Investment Activities:
  Net investment income.....................................         0.28         0.63        0.29
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.18         0.16       (0.02)
                                                                  -------      -------      ------
    Total from Investment Activities........................         0.46         0.79        0.27
                                                                  -------      -------      ------
Distributions:
  Net investment income.....................................        (0.28)      (0.63)       (0.29)
  Net realized gains........................................        (0.07)      (0.05)          --
                                                                  -------      -------      ------
    Total Distributions.....................................        (0.35)      (0.68)       (0.29)
                                                                  -------      -------      ------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.20      $ 10.09      $ 9.98
                                                                  =======      =======      ======
Total Return (Excludes Sales Charge)........................         4.59%(b)     8.10%       2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $72,418      $35,213      $   94
  Ratio of expenses to average net assets...................         0.60%(c)     0.58%       0.71%(c)
  Ratio of net investment income to average net assets......         5.25%(c)     5.87%       6.47%(c)
  Ratio of expenses to average net assets *.................         1.00%(c)     0.98%       1.15%(c)
  Ratio of net investment income to average net assets *....         4.85%(c)     5.47%       6.03%(c)
  Portfolio turnover (d)....................................        36.58%       41.60%      54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TREASURY & AGENCY FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     JANUARY 20,
                                                                   ENDED        ENDED       1997 TO
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.08     $   9.99     $  10.00
                                                                  --------     --------     --------
Investment Activities:
  Net investment income.....................................          0.25         0.58         0.26
  Net realized and unrealized gains (losses) from
     investments and futures................................          0.18         0.14        (0.01)
                                                                  --------     --------     --------
     Total from Investment Activities.......................          0.43         0.72         0.25
                                                                  --------     --------     --------
Distributions:
  Net investment income.....................................         (0.25)       (0.58)       (0.26)
  Net realized gains........................................         (0.07)       (0.05)          --
                                                                  --------     --------     --------
     Total Distributions....................................         (0.32)       (0.63)       (0.26)
                                                                  --------     --------     --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.19     $  10.08     $   9.99
                                                                  ========     ========     ========
Total Return (Excludes Sales Charge)........................          4.32%(b)     7.33%        2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 45,024     $ 12,483     $     80
  Ratio of expenses to average net assets...................          1.10%(c)     1.08%        1.23%(c)
  Ratio of net investment income to average net assets......          4.69%(c)     5.39%        6.30%(c)
  Ratio of expenses to average net assets *.................          1.64%(c)     1.63%        1.81%(c)
  Ratio of net investment income to average net assets *....          4.15%(c)     4.84%        5.72%(c)
  Portfolio Turnover (d)....................................         36.58%       41.60%       54.44%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 HIGH YIELD
                                                                  BOND FUND
                                                                -------------
                                                                   CLASS I
                                                                -------------
                                                                NOVEMBER 13,
                                                                   1998 TO
                                                                DECEMBER 31,
                                                                   1998(a)
                                                                -------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Investment Activities:
  Net investment income.....................................          0.09
  Net realized and unrealized gains (losses) from
     investments and futures................................          0.03
                                                                   -------
     Total from Investment Activities.......................          0.12
                                                                   -------
Distributions:
  Net investment income.....................................         (0.09)
                                                                   -------
     Total Distributions....................................         (0.09)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.03
                                                                   =======
Total Return................................................          1.17%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $26,650
  Ratio of expenses to average net assets...................          0.93%(c)
  Ratio of net investment income to average net assets......          6.60%(c)
  Ratio of expenses to average net assets *.................          1.41%(c)
  Ratio of net investment income to average net assets *....          6.12%(c)
  Portfolio Turnover (d)....................................          2.84%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 HIGH YIELD
                                                                 BOND FUND
                                                                ------------
                                                                  CLASS A
                                                                ------------
                                                                NOVEMBER 13,
                                                                  1998 TO
                                                                DECEMBER 31,
                                                                  1998(a)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.00
                                                                  --------
Investment Activities:
  Net investment income.....................................          0.08
  Net realized and unrealized gains (losses)................          0.02
                                                                  --------
    Total from Investment Activities........................          0.10
                                                                  --------
Distributions:
  Net investment income.....................................         (0.08)
                                                                  --------
    Total Distributions.....................................         (0.08)
                                                                  --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.02
                                                                  ========
Total Return (Excludes Sales Charge)........................          1.02%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $    211
  Ratio of expenses to average net assets...................          1.12%(c)
  Ratio of net investment income to average net assets......          7.42%(c)
  Ratio of expenses to average net assets *.................          1.64%(c)
  Ratio of net investment income to average net assets *....          6.90%(c)
  Portfolio Turnover (d)....................................          2.84%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 HIGH YIELD
                                                                 BOND FUND
                                                                ------------
                                                                  CLASS B
                                                                ------------
                                                                NOVEMBER 13,
                                                                  1998 TO
                                                                DECEMBER 31,
                                                                  1998(a)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.00
                                                                  --------
Investment Activities:
  Net investment income.....................................          0.08
  Net realized and unrealized gains (losses)................          0.01
                                                                  --------
    Total from Investment Activities........................          0.09
                                                                  --------
Distributions:
  Net investment income.....................................         (0.07)
                                                                  --------
    Total Distributions.....................................         (0.07)
                                                                  --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.02
                                                                  ========
Total Return (Excludes Sales Charge)........................          0.94%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $     12
  Ratio of expenses to average net assets...................          1.68%(c)
  Ratio of net investment income to average net assets......          5.45%(c)
  Ratio of expenses to average net assets *.................          2.23%(c)
  Ratio of net investment income to average net assets *....          4.90%(c)
  Portfolio Turnover (d)....................................          2.84%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses, you may
obtain a prospectus from The One Group
Services Company. Read the prospectus
carefully before investing.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]